Dated September 27, 1996





                     STANDISH, AYER & WOOD INVESTMENT TRUST
                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 421-4795

                       STATEMENT OF ADDITIONAL INFORMATION

                           Standish Equity Asset Fund
                 Standish Small Capitalization Equity Asset Fund
                        Standish Fixed Income Asset Fund
                        Standish Global Fixed Income Fund


     This combined Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the combined Prospectus dated September 20, 1996, as amended and/or supplemented from time to time (the "Prospectus"), of Standish Equity Asset Fund ("Equity Fund"), Standish Small Capitalization Equity Asset Fund ("Small Cap Fund"), Standish Fixed Income Asset Fund ("Fixed Income Fund") and Standish Global Fixed Income Asset Fund ("Global Fixed Income Fund"), each a separate investment series of Standish, Ayer & Wood Investment Trust (the "Trust"). The Equity Fund, Small Cap Fund, Fixed Income Fund and Global Fixed Income Fund are sometimes referred to herein individually as the "Fund" and collectively as the "Funds." This Statement of Additional Information should be read in conjunction with the Funds' Prospectus, a copy of which may be obtained without charge by writing or calling your Account Administrator or the Trust's principal underwriter, Standish Fund Distributors, L.P. (the "Principal Underwriter"), at the address and phone number set forth above.
     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.



                                    Contents
Investment Objectives and Policies...........................2
Investment Restrictions......................................8
Calculation of Performance Data.............................10
Management..................................................12
Service Plan................................................18
Redemption of Shares........................................19
Portfolio Transactions......................................19
Determination of Net Asset Value............................19
The Funds and Their Shares..................................20
The Portfolios and Their Interests..........................20
Taxation....................................................20
Additional Information......................................23
Experts and Financial Statements............................23

                        INVESTMENT OBJECTIVE AND POLICIES
     As described in the  Prospectus,  each Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding portfolio ("Portfolio"), each a series of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), an open-end management investment company. Each Portfolio has the same investment objective and restrictions as its corresponding Fund.
     The Funds and their corresponding Portfolios are as follows:

Fund                             Portfolio
----                             ---------
Equity Fund                      Standish Equity Portfolio ("Equity Portfolio')
Small Cap Fund                   Standish Small Capitalization Equity Portfolio ("Small Cap Portfolio")
Fixed Income Fund                Standish Fixed Income Portfolio ("Fixed Income Portfolio")
Global Fixed Income Fund         Standish Global Fixed Income Portfolio ("Global Fixed Income Portfolio")

         The Prospectus describes the investment objective of each Fund and its corresponding Portfolio and summarizes the investment policies they will follow. Since the investment characteristics of each Fund relate directly to those of its corresponding Portfolio, the following, which supplements the Prospectus, is a discussion of the various investment techniques employed by the Portfolios. See the Prospectus for a more complete description of the Funds' and the Portfolios' investment objectives, policies and restrictions. Standish, Ayer & Wood, Inc. ("Standish") is the investment adviser for the Equity, Small Cap and Fixed Income Portfolios. Standish International Management Company, L.P. ("SIMCO") is the investment adviser for the Global Fixed Income Portfolio. Standish and SIMCO are sometimes referred to herein as the "Adviser."


Money Market Instruments and Repurchase Agreements
     As described in the Prospectus, the Portfolios may invest
all or a portion of their assets in money market instruments or short-term interest-bearing securities for temporary defensive purposes or to maintain liquidity for withdrawals. The Portfolios may also invest uncommitted cash in such instruments and securities.
     Money market instruments include short-term U.S. and foreign Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.
     U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

     Investments in commercial paper will be rated "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's Ratings Group ("S&P") or Duff 1+ by Duff & Phelps, Inc. which are the highest ratings assigned by these rating services (even if rated lower by one or more of the other agencies), or which, if not rated or rated lower by one or more of the agencies and not rated by the other agency or agencies, are judged by the Adviser to be of equivalent quality to the securities so rated. In determining whether securities are of equivalent quality, the Adviser may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies.
     A repurchase agreement is an agreement under which a Portfolio acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by the Portfolios (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the Portfolio Trust's custodian bank until they are repurchased. The Trustees of the Portfolio Trust will monitor the standards which the Adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with the Portfolios.
     The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, the Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Portfolio are collateral for a loan by the Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. While the Trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.


Strategic Transactions
     Each Portfolio may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Portfolios may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing their investment objectives, the Portfolios may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars; and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used in an attempt to protect against possible changes in the market value of securities held in or to be purchased by a Portfolio resulting from securities market or currency exchange rate fluctuations, to protect a Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fixed Income and Global Fixed Income Portfolios' holdings, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may be used to enhance potential gain in circumstances where hedging is not involved although each Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the Portfolios will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a Portfolio's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the Adviser anticipates that the Belgian franc will appreciate relative to the French franc, the Global Fixed Income Portfolio may take a long forward currency position in the Belgian franc and a short foreign currency position in the French franc. Under such circumstances, any unrealized loss in the Belgian franc position would be netted against any unrealized gain in the French franc position (and vice versa) for purposes of calculating the Global Fixed Income Portfolio's net loss exposure. The ability of the Portfolios to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolios will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Portfolios' activities involving Strategic Transactions may be limited in order to enable the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


Risks of Strategic Transactions
     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Portfolios, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Portfolios can realize on their investments or cause the Portfolios to hold a security they might otherwise sell. The use of currency transactions can result in the Portfolios incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. The writing of options could significantly increase a Portfolio's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolios might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Portfolios in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, each Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of each Portfolio's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce the Fund's net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

Collateralized Mortgage Obligations ("CMOs")
     The Investment Company Act of 1940, as amended (the "1940 Act"), limits the ability of one investment company to invest in the securities of another investment company. The staff of the Securities and Exchange Commission (the "SEC") takes the position that CMOs and certain other securitized assets are investment companies for this purpose unless such issuers have complied with an exemptive rule or have obtained orders from the SEC exempting them from all provisions of the 1940 Act. The Fixed Income and Global Fixed Income Portfolios intend to operate within the applicable limitations. See the Prospectus for a further description of CMOs.

General Characteristics of Options
     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions by a Portfolio involving options require segregation of the Portfolio's assets in special accounts, as described below under "Use of
Segregated Accounts."
     A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy if the option is exercised, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell if the option is exercised, the underlying instrument at the exercise price. A Portfolio may purchase a call option on a security, futures contract, index, currency or other instrument to seek to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Portfolios are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.
     With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
     A Portfolio's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolios will generally sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. (To the extent that the Portfolios do not do so, the OTC options are subject to the Portfolios' restriction on illiquid securities.) The Portfolios expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.
     Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, a Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Portfolios will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that, absent the buy-back provisions discussed above, OTC options purchased by the Portfolios, and portfolio securities "covering" the amount of the Portfolios' obligation pursuant to an OTC option sold by them (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Portfolios' limitation on investing in illiquid securities. However, for options written with "primary dealers" in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price.
     If a Portfolio sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Portfolio's income. The sale (writing) of put options can also provide income.

     Each Portfolio may purchase and sell (write) call options on securities including U.S. Treasury and agency securities, mortgage-backed securities (Fixed Income and Global Fixed Income Portfolios only), corporate debt securities, equity securities (including convertible securities) (Equity and Small Cap Portfolios only) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Portfolios must be "covered" (i.e., the Portfolios must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Portfolio will receive the option premium to help offset any loss, the Portfolio may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by a Portfolio also exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolio to hold a security or instrument which it might otherwise have sold.
     Each Portfolio may purchase and sell (write) put options on securities including U.S. Treasury and agency securities, mortgage-backed securities (Fixed Income and Global Fixed Income Portfolios only), foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) (Equity and Small Cap Portfolios only) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. A Portfolio will not sell put options if, as a result, more than 50% of its assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Portfolio may be required to buy the underlying security at a price above the market price.

Options on Securities Indices and Other Financial Indices
     Each Portfolio may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the Portfolios may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in their portfolios.


General Characteristics of Futures
     Each Portfolio may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. The sale of futures contracts creates a firm obligation by a Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a Portfolio, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.
     The Portfolios' use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the Commodity Futures Trading Commission relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that the Portfolios may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the SEC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the net asset value of each Portfolio's portfolio, after taking into account unrealized profits and losses in such positions. Typically, maintaining a futures contract or selling an option thereon requires the Portfolios to deposit, with their custodian for the benefit of a futures commission merchant, as security for their obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Portfolios. If a Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions
     Each Portfolio may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed-upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Portfolio may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long-term debt rating of A by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the Adviser.
     The Portfolios' transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.
     A Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.
     Each Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the Portfolio has or in which the Portfolio expects to have, portfolio exposure. For example, a Portfolio may hold a French government bond and the Adviser may believe that French francs will deteriorate against German marks. A Portfolio would sell French francs to reduce its exposure to that currency and buy German marks. This strategy would be a hedge against a decline in the value of French francs, although it would expose the Portfolio to declines in the value of the German mark relative to the U.S. dollar.
     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Portfolios may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of a Portfolio's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of a Portfolio's securities denominated in linked currencies. For example, if the Adviser considers that the Austrian schilling is linked to the German deutsche mark (the "D-mark"), a Portfolio holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolios if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolios are engaging in proxy hedging. If a Portfolio enters into a currency hedging transaction, the Portfolio will comply with the asset segregation requirements described below.

Risks of Currency Transactions
     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by
government   exchange  controls,   blockages,   and  manipulations  or  exchange
restrictions imposed by governments. These can result in losses to the Portfolios if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


Combined Transactions
     Each  Portfolio may enter into multiple  transactions,  including  multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars
     Among the Strategic Transactions into which each of the Portfolios may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolios expect to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of their portfolios, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, each Portfolio will attempt to limit its net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time. A Portfolio will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.
     The Portfolios will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolios will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of each Portfolio's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees of the Portfolio Trust has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. The Staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to each Portfolio's limitation on investing in illiquid securities.

Eurodollar Contracts
     Each Portfolio may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolios might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States
     When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

Use of Segregated Accounts
     Each Portfolio will hold securities or other instruments whose values are expected to offset their obligations under the Strategic Transactions. The Portfolios will cover Strategic Transactions as required by interpretive positions of the SEC. A Portfolio will not enter into Strategic Transactions that expose the Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The Portfolios may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other assets in a segregated account with their custodian bank in the amount prescribed. In that case, a Portfolio's custodian would maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or other assets to account for fluctuations in the value of the account and the applicable Portfolio's obligation on the underlying Strategic Transactions. Assets held in a segregated account would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.


"When-Issued" and "Delayed Delivery" Securities
     The Fixed Income and Global Fixed Income Portfolios may commit up to 15% and 25%, respectively, of their net assets to purchase securities on a "when-issued" or "delayed delivery" basis, which means that delivery and payment for the securities will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time a Portfolio enters into the commitment, but interest will not accrue to the Portfolio until delivery of and payment for the securities. Although the Fixed Income and Global Fixed Income Portfolios will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the Portfolios may sell the securities before the settlement date if deemed advisable by the Adviser.
     Unless a Portfolio has entered into an offsetting agreement to sell the securities, cash or liquid obligations with a market value equal to the amount of the Portfolio's commitments will be segregated with the Portfolios' custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Portfolio's commitments.
     Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by the Portfolio. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.


Portfolio Turnover
     It is not the policy of any Portfolio to purchase or sell securities for trading purposes. However, the Portfolios are not subject to any restriction on portfolio turnover and may sell any portfolio security without regard to the period of time it has been held, except as may be necessary to enable the Funds to maintain their status as regulated investment companies under the Code. The Portfolios may therefore generally change their portfolio investments at any time in accordance with the Adviser's appraisal of factors affecting any particular issuer or market, or relevant economic conditions. The portfolio turnover rates for Equity, Small Cap, Fixed Income and Global Fixed Income Portfolios are not expected to exceed 200%, 150%, 200% and 250%, respectively, on an annual basis. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the Portfolios and thus indirectly by the Funds and their shareholders. It may also result in the realization of larger amounts of net short-term capital gains, which (when allocated to and distributed by the Funds) are taxable to the Funds' shareholders as ordinary income and may, under certain circumstances, make it more difficult for the Funds to qualify as regulated investment companies under the Code.
                             INVESTMENT RESTRICTIONS
     Each Fund and Portfolio has adopted certain fundamental and non-fundamental policies. A Fund's and a Portfolio's fundamental policies cannot be changed unless the change is approved by the "vote of the outstanding voting securities" of the Fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of that Fund or
Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of that Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of that Fund or Portfolio.
     As a matter of fundamental policy, each Portfolio (Fund) may not:
     1. Invest more than 25% of the current value of their total assets in any single industry, provided that this restriction shall not apply to (a) U.S. Government securities with respect to the Equity Portfolio (Fund) and Small Cap Portfolio (Fund) only, (b) U.S. Government securities, including mortgage pass-through securities (GNMAs) with respect to the Fixed Income Portfolio (Fund) only and (c) debt securities issued or guaranteed by the United States Government or its agencies or instrumentalities with respect to Global Fixed Income Portfolio (Fund) only.
     2. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio
        (Fund) may be deemed to be an underwriter under the Securities Act of 1933.
     3. Purchase real estate or real estate mortgage loans.
     4. Purchase securities on margin (except that each Portfolio (Fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).
     5. Purchase or sell commodities or commodity contracts except that each Portfolio (Fund) may purchase and sell financial futures contracts and engage in options on financial futures contracts and foreign currency exchange transactions.

     6. With respect to at least 75% (50% in the case of Global Fixed Income Portfolio and Fund only) of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.
     7. Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that each Portfolio
        (Fund) may (a) borrow from banks in an amount up to 15% of the current value of its total assets as a temporary measure for extraordinary or emergency purposes (but not investment purposes), (b) pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings and (c) with respect to Fixed Income Portfolio (Fund) and Global Fixed Income Portfolio (Fund) only, enter into forward roll transactions.
     8. Make  loans of  portfolio  securities,  except  that (a) each  Portfolio
        (Fund) may enter into repurchase agreements, (b) the Fixed Income Portfolio (Fund) (i) may lend portfolio securities in accordance with the Fund's investment policies up to 33-1/3% of the Portfolio's total assets taken at market value and (ii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, banker's acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of securities and (c) the Global Fixed Income Portfolio (Fund) may lend its portfolio securities with a value up to 20% of its total assets (with a 10% limit for any borrower).
     Notwithstanding the foregoing, each Fund may invest
all of its assets (other than assets which are not "investment securities" (as defined in the 1940 Act) or are excepted by the SEC) in an open-end management investment company with substantially the same investment objective as that particular Fund.
     The following restrictions are not fundamental policies and may be changed by the Trustees of the Portfolio Trust (Trust) without investor approval (shareholder), in accordance with applicable laws, regulations or regulatory policy. Each Portfolio (Fund) may not:
     a. Make short sales of securities unless (a) after effect is given to any such short sale, the total market value of all securities sold short would not exceed 5% of the value of the Portfolio's (Fund's) net assets or (b) at all times during which a short position is open it owns an equal amount of such securities, or by virtue of ownership of convertible or exchangeable securities it has the right to obtain through the conversion or exchange of such other securities an amount equal to the securities sold short.
     b. Invest in companies for the purpose of exercising control or management.
     c. Purchase securities of any other investment company, provided that the Portfolio (Fund) may make such a purchase as a part of a merger, consolidation or acquisition of assets, and provided further that the Portfolio (Fund) may make such a purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary broker's commissions, and then only to the extent permitted by the 1940 Act.

     d. Purchase or write options, except as described under "Strategic Transactions."
     e. Invest in interests in oil, gas or other exploration or development programs.
     f. Invest more than 5% of the assets of the Portfolio (Fund) in the securities of any issuers which together with their corporate parents have records of less than three years' continuous operation, including the operation of any predecessor, other than debt securities issued or guaranteed by the U.S. or foreign national, provincial, state or other governments with taxing authority or by their agencies or by supranational entities and securities fully collateralized by such securities.
     g. Invest in securities of any company if any officer or director (trustee) of the Portfolio Trust (Trust) or of the Portfolios' investment adviser owns more than 1/2 of 1% of the outstanding securities of such company and such officers and directors (trustees) own in the aggregate more than 5% of the securities of such company.
     h. Invest more than an aggregate of 15% of the net assets of the  Portfolio
        (Fund) in (a) repurchase agreements that are not terminable within seven days, (b) securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations and
        (c) in other illiquid securities, including nonnegotiable fixed time deposits.
     i. Invest more than 10% of its total assets in securities of issuers which may not be publicly resold without registration under the Securities Act of 1933.
     j. Invest more than 10% (Equity Fund and Portfolio), 10% (Small Cap Fund and Portfolio), 5% (Fixed Income Fund and Portfolio) and 25% (Global Fixed Income Fund and Portfolio) of its net assets in repurchase agreements.
     k. Make any additional investments while its outstanding borrowings (bank borrowings with respect to the Fixed Income Fund and Portfolio) exceed 5% of the current value of its total assets.
     l. Invest more than 5% of its total assets in puts, calls, straddles, spreads, or any combination thereof (other than protective puts).
     Notwithstanding any non-fundamental policy, each Fund may invest all of its assets (other than assets which are not "investment securities" (as defined in the 1940 Act) or are excepted by the SEC) in an open-end management investment company with substantially the same investment objective as the Funds.
     Purchases of securities of other investment companies permitted under restriction (c) above (other than in accordance with the policy of the Funds set forth in the immediately preceding paragraph) could cause the Portfolios (Funds) to pay additional advisory fees and distribution fees.

     If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a Portfolio's assets will not constitute a violation of the restriction, except with respect to restriction (g) above.
     In order to permit the sale of shares of the Funds in certain states, the Boards of Trustees of the Trust and the Portfolio Trust may, in their sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the applicable Board of Trustees determine that any such more restrictive policy is no longer in the best interest of a Fund and its shareholders or a Portfolio and its interest-holders, as the case may be, the Fund may cease offering shares in the state involved and the Boards may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Boards may, in their sole discretion, revoke such policy.
                         CALCULATION OF PERFORMANCE DATA
     As indicated in the Prospectus, each Fund may, from time to time, advertise certain total return information. The average annual total return of a Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Funds ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.
     The yield of the Fixed Income and Global Fixed Income Funds is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fixed Income and Global Fixed Income Funds, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, yield is determined according to the following formula:


            Yield = 2  [((a-b/CD) + 1)^6 - 1]

     Where: A equals dividends and interest earned during the period; B equals net expenses accrued for the period; C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.
     The Fixed Income and Global Fixed Income Funds may also quote non-standardized yield, such as yield-to-maturity ("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield, and the time between interest payments.

     Each Fund's performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of performance. In particular, the Equity and the Small Cap Funds may compare their performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets; the Small Cap Fund may also compare its performance to the Russell 2000 Index, which is generally considered to be representative of unmanaged small capitalization stocks in the U.S. securities markets; the Fixed Income Fund may compare its performance to the Lehman Government/Corporate Index, which is generally considered to be representative of the performance of all domestic, dollar-denominated,  fixed  rate,  investment  grade  bonds,  and to the  Lehman
Brothers Aggregate Index which is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index and Yankee Bond Index, and is generally considered to be representative of all unmanaged, domestic, dollar-denominated, fixed rate, investment grade bonds; and the Global Fixed Income Fund may compare its performance to J.P. Morgan Global Index, which is generally considered to be representative of the performance of fixed rate, domestic government bonds from 11 countries. Comparative performance may also be expressed by reference to rankings prepared by a mutual fund monitoring services or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.
     Each Fund is newly organized and has no operating or performance history. However, other funds in the Standish, Ayer & Wood Group of Funds currently invest all of their investable assets in the Portfolios. These funds, which have substantially the same investment objectives, policies and restrictions as their corresponding Portfolios and Funds, are: Standish Equity Fund with respect to the Equity Portfolio; Standish Fixed Income Fund with respect to the Fixed Income Portfolio; Standish Global Fixed Income Fund with respect to the Global Fixed Income Portfolio; and Standish Small Capitalization Equity Fund with respect to the Small Cap Portfolio. Each of these funds is referred to in this Statement of Additional Information as a "corresponding fund." In accordance with positions expressed by the staff of the SEC, each Fund has adopted the performance record of its corresponding fund for periods prior to each Fund's commencement of operations. Any quotation of performance data of a Fund relating to these periods will include the performance record for its corresponding fund for these periods. However, because each Fund incurs a service fee payable at the annual rate equal up to 0.25% of such Fund's average daily net assets, which service fee is not incurred by its corresponding fund, such quotation of performance will be adjusted downward to reflect the imposition of such service fee. In addition, to the extent that the net assets of a Fund are lower than the net assets of its corresponding fund, fixed expenses incurred by a Fund would be higher as a percentage of average net assets than for the corresponding fund. See "Management" and "Service Plan" below in this Statement of Additional Information for a description of the Funds' expenses. The corresponding funds' performance records adopted by the Funds' have not been adjusted to reflect any higher relative expenses, other than the service fees, expected to be incurred by the Funds. The Funds' performance would be lower if adjusted to reflect any higher relative additional expenses.
     In addition to average annual return quotations, each Fund may quote as its own the quarterly and annual performance record of the corresponding fund on a net (with management fees deducted) and gross basis as follows:


Equity Fund
     The average annual total return quotations for the Fund (which includes the performance record of Standish Equity Fund adjusted to reflect the imposition of service fees at the rate of 0.25% of average daily net assets) for the one-year period ended December 31, 1995, and since inception of Standish Equity Fund (January 2, 1991) to December 31, 1995 are 37.22% and 18.19%, respectively.

Small Cap Fund
     The average annual total return quotations for the Fund (which includes the performance record of Standish Small Capitalization Equity Fund adjusted to reflect the imposition of service fees at the rate of 0.25% of average daily net assets) for the one-year and five-year periods ended December 31, 1995 and since inception of Standish Small Capitalization Equity Fund (September 1, 1990) to December 31, 1995 are 29.51%, 23.41% and 18.61%, respectively.

Fixed Income Fund
     The average annual total return quotations for the Fund (which includes the performance record of Standish Fixed Income Fund adjusted to reflect the imposition of service fees at the rate of 0.25% of average daily net assets) for the one-year and five-year periods ended December 31, 1995 are 18.25% and 9.93%, respectively, and since inception of Standish Fixed Income Fund (March 27, 1987) to December 31, 1995) is 9.18%. The Fund's average annualized yield (which includes the performance record of Standish Fixed Income Fund adjusted to reflect the imposition of service fees at the rate of 0.25% of average daily net assets) for the 30-day period ended June 30, 1996 was 7.16%.

Global Fixed Income Fund
     The average annual total return quotation for the Fund (which includes the performance record of Standard Global Fixed Income Fund adjusted to reflect the imposition of service fees at the rate of 0.25% of average daily net assets) for the one-year period ended December 31, 1995 was 17.84%. The average total return quotation for the Fund (which includes the performance of Standish Global Fixed Income Fund) for the period January 3, 1994 (commencement of operation of Standish Global Fixed Income Fund) through December 31, 1995 was 4.51%. The Fund's average annualized yield (which includes the performance record of Standish Global Fixed Income Fund adjusted to reflect the imposition of service fees at the rate of 0.25% of average daily net assets) for the 30-day period ended June 30, 1996 was 6.58%.
     The past performance of the Funds or the corresponding funds is no guarantee, and is not necessarily indicative, of the future performance of the Funds. The Funds' actual performance may differ significantly from the past and future performance of the corresponding funds.

                                   MANAGEMENT

Trustees and Officers of the Trust and Portfolio Trust
     The Trustees and executive officers of the Trust are listed below. The Trustees of the Portfolio Trust are identical to the Trustees of the Trust. The officers of the Portfolio Trust are Messrs. Clayson, Ladd, Wood and Hollis, and Mss. Banfield, Chase, Herrmann and Kneeland, who hold the same office with the Portfolio Trust as with the Trust. All executive officers of the Trust and the Portfolio Trust are employees of Standish, Ayer & Wood, Inc.

Name, Address and Date of Birth                             Position Held                       Principal Occupation
                                                             With Trust                          During Past 5 Years
--------------------------------------------------------------------------------------------------------------------


*D. Barr Clayson, 7/29/35                            Vice President and Trustee         Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                             Standish, Ayer & Wood, Inc.;
One Financial Center                                                                           Chairman and Director,
Boston, MA 02111                                                                               Standish International
                                                                                              Management Company, L.P.

Samuel C. Fleming, 9/30/40                                     Trustee                          Chairman of the Board
c/o Decision Resources, Inc.                                                                and Chief Executive Officer,
1100 Winter Street                                                                            Decision Resources, Inc.;
Waltham, MA 02154                                                                            through 1989, Senior V.P.
                                                                                                  Arthur D.  Little

Benjamin M. Friedman, 8/5/44                                   Trustee                          William Joseph Maier
c/o Harvard University                                                                    Professor of Political Economy,
Cambridge, MA 02138                                                                              Harvard University

John H. Hewitt, 4/11/35                                        Trustee                Trustee, The Peabody Foundation; Trustee,
P.O. Box 307                                                                             Visiting Nurse Alliance of Vermont
So. Woodstock, VT 05071                                                                           and New Hampshire

*Edward H. Ladd, 1/3/38                              Trustee and Vice President                 Chairman of the Board
c/o Standish, Ayer & Wood, Inc.                                                                and Managing Director,
One Financial Center                                                                   Standish, Ayer & Wood, Inc. since 1990;
Boston, MA 02111                                                                 formerly President of  Standish, Ayer & Wood, Inc.
                                                                                                    Director of
                                                                                   Standish International Management Company, L.P.

Caleb Loring III, 11/14/43                                     Trustee                    Trustee, Essex Street Associates
c/o Essex Street Associates                                                              (family investment trust office);
P.0. Box 5600                                                                        Director, Holyoke Mutual Insurance Company
Beverly Farms, MA 01915

*Richard S. Wood, 5/21/54                               President and Trustee                Vice President, Secretary,
c/o Standish, Ayer & Wood, Inc.                                                                 and Managing Director,
One Financial Center                                                                        Standish, Ayer & Wood, Inc.;
Boston, MA 02111                                                                       Executive Vice President and Director,
                                                                                   Standish International Management Company, L.P.

Richard C. Doll, 7/8/48                                    Vice President                   Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                        Vice President and Director,
Boston, MA 02111                                                                   Standish International Management Company, L.P.


Name, Address and Date of Birth                             Position Held                       Principal Occupation
                                                             With Trust                          During Past 5 Years
--------------------------------------------------------------------------------------------------------------------

James E. Hollis III, 11/21/48                         Executive Vice President              Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                        Treasurer and Secretary               Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

David W. Murray, 5/5/40                                Treasurer and Secretary        Vice President, Treasurer and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                                 Treasurer,
Boston, MA 02111                                                                   Standish International Management Company, L.P.

Caleb F. Aldrich, 9/20/57                                  Vice President               Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Beverly E. Banfield, 7/6/56                                Vice President              Vice President and Compliance Officer,
c/o Standish, Ayer & Wood, Inc.                                                             Standish, Ayer & Wood, Inc.;
One Financial Center                                                              Assistant Vice President and Compliance Officer,
Boston, MA 02111                                                                          Freedom Capital Management Corp.
                                                                                                     (1989-1992)

Nicholas S. Battelle, 6/24/42                              Vice President                   Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Walter M. Cabot, 1/16/33                                   Vice President                   Senior Advisor and Director,
c/o Standish, Ayer & Wood, Inc.                                                             Standish, Ayer & Wood, Inc.;
One Financial Center                                                                          prior to 1991, President,
Boston, MA 02111                                                                             Harvard Management Company
                                                                                           Senior Advisor and Director of
                                                                                   Standish International Management Company, L.P.

David H. Cameron, 11/2/55                                  Vice President                   Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                                 Director of
Boston, MA 02111                                                                Standish International Management
Company, L.P.


Karen K. Chandor, 2/13/50                                  Vice President                   Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Lavinia B. Chase, 6/4/46                                   Vice President                         Vice President,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Susan B. Coan, 5/1/52                                      Vice President                          Vice President,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA O2111



Name, Address and Date of Birth                             Position Held                       Principal Occupation
                                                             With Trust                          During Past 5 Years
--------------------------------------------------------------------------------------------------------------------

W. Charles Cook II, 7/16/63                                Vice President                         Vice President,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                               Vice President,
Boston, MA 02111                                                                   Standish International Management Company, L.P.

Joseph M. Corrado, 5/13/55                                 Vice President              Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Dolores S. Driscoll, 2/17/48                               Vice President               Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                                  Director,
Boston, MA 02111                                                                   Standish International Management Company, L.P.

Mark A. Flaherty, 4/24/59                                  Vice President                         Vice President,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                               Vice President
Boston, MA  02111                                                                  Standish International Management Company, L.P.

Maria D. Furman, 2/3/54                                    Vice President               Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                        Vice President and Director,
Boston, MA 02111                                                                   Standish International Management Company, L.P.

Anne P. Herrmann, 1/26/56                                  Vice President                    Mutual Fund Administrator,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Ann S. Higgins, 4/8/35                                     Vice President                         Vice President,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Denise B. Kneeland, 8/19/51                                Vice President                   Senior Operations, Manager,
c/o Standish, Ayer &Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                       since December 1995; formerly
Boston, MA  02111                                                                     Vice President Scudder, Stevens and Clark

Raymond J. Kubiak, 9/3/57                                  Vice President                   Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Phillip D. Leonardi, 4/24/62                               Vice President            Vice President, Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.                                                   since November 1993; formerly, Investment Sales,
One Financial Center                                                                        Cigna Corporation (1993) and
Boston, MA 02111                                                                          Travelers Corporation (1984-1993)

Laurence A. Manchester, 5/24/43                            Vice President                   Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111



Name, Address and Date of Birth                             Position Held                       Principal Occupation
                                                             With Trust                          During Past 5 Years
--------------------------------------------------------------------------------------------------------------------

George W. Noyes, 11/12/44                                  Vice President                 President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                                 Director of
Boston, MA 02111                                                                   Standish International Management Company, L.P.

Arthur H. Parker, 8/12/35                                  Vice President                   Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Jennifer A. Pline, 3/8/60                                  Vice President                         Vice President,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Howard B. Rubin, 10/29/59                                  Vice President                   Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                    Executive Vice President and Director
Boston, MA 02111                                                                   Standish International Management Company, L.P.

Michael C. Schoeck, 10/24/55                               Vice President                          Vice President,
c/o Standish, Ayer & Wood, Inc.                                                    Standish, Ayer & Wood, Inc. since August, 1993;
One Financial Center                                                                          formerly, Vice President,
Boston, MA 02111                                                                           Commerzbank, Frankfurt, Germany
                                                                                                   Vice President,
                                                                                   Standish International Management Company, L.P.

Austin C. Smith, 7/25/52                                   Vice President                   Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Stephen A. Smith, 3/13/49                                  Vice President              Vice President, since November 2, 1993;
c/o Standish, Ayer & Wood, Inc.                                                   formerly, Standish, Ayer & Wood, Inc. Consultant
One Financial Center                                                                            Cambridge Associates
Boston, MA 02111

David C. Stuehr, 3/1/58                                    Vice President                         Vice President,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

James W. Sweeney, 5/15/59                                  Vice President                   Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center                                                                   Executive Vice President and Director,
Boston, MA 02111                                                                   Standish International Management Company, L.P.

Ralph S. Tate, 4/2/47                                      Vice President               Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                    Standish, Ayer & Wood, Inc. since April, 1990;
One Financial Center                                                               formerly Vice President, Aetna Life & Casualty
Boston, MA 02111                                                                               President and Director,
                                                                                   Standish International Management Company, L.P.



Name, Address and Date of Birth                             Position Held                       Principal Occupation
                                                             With Trust                          During Past 5 Years
--------------------------------------------------------------------------------------------------------------------

Michael W. Thompson, 3/31/56                               Vice President              Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                              Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Christopher W. Van Alstyne, 3/24/60                        Vice President                         Vice President,
c/o Standish, Ayer & Wood, Inc.                                                             Standish, Ayer & Wood, Inc.;
One Financial Center                                                                    Formerly Regional Marketing Director,
Boston, MA 02111                                                                      Gabelli-O'Connor Fixed Income Management

*Indicates that Trustee is an interested person of the Trust for purposes of the 1940 Act.




Compensation of Trustees and Officers
     Each of the Trust and the Portfolio Trust pays no compensation to their Trustees affiliated with Standish, or to their officers. None of the Trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the shares of the series of the Trust) with the Trust, the Portfolio Trust or the Adviser during the year ended December 31, 1995.

     The following table estimates the compensation to be paid to the Trust's Trustees by the Funds during their initial fiscal years ending December 31, 1996:


                                     Estimated Aggregate Compensation from the

                                                                                                                    Total
                                                                                          Pension or            Compensation
                                          Small          Fixed       Global Fixed     Retirement Benefits      from Funds and
                        Equity             Cap          Income          Income        Accrued as Part of       Other Funds in
Name of Trustee         Fund**           Fund**         Fund**          Fund**         Funds's Expenses           Complex*
-------------------------------------------------------------------------------------------------------------------------------
D. Barr Clayson           $0               $0            $0               $0                 $0                        $0
Samuel C. Fleming          6                4             6                4                  0                    41,771
Benjamin M. Friedman       6                4             6                4                  0                    36,769
John H. Hewitt             6                4             6                4                  0                    36,769
Edward H. Ladd             0                0             0                0                  0                         0
Caleb Loring, III          6                4             6                4                  0                    36,769
Richard S. Wood            0                0             0                0                  0                         0


* As of the date of this Statement of Additional Information there were 18 funds in the fund complex. ** Estimated. The Funds are newly organized and as of the date of this Statement of Additional Information the Funds have not paid any compensation to the Trustees.

Certain Shareholders
     As of the date of this Statement of Additional Information, the Trustees and officers of the Trust and the Portfolios as a group beneficially owned (i.e., had voting and/or investment power with respect to) less than 1% of the then outstanding shares of each Fund.


Investment Adviser of the Portfolio Trust
     Standish, Ayer & Wood, Inc. serves as the Adviser to the Equity, Small Cap and Fixed Income Portfolios pursuant to separate investment advisory agreements with the Portfolio Trust. Standish is a Massachusetts corporation incorporated in 1993. Standish International Management Company, L.P. serves as the Adviser to the Global Fixed Income Portfolio pursuant to a written investment advisory agreement with the Portfolio Trust. Prior to the close of business on May 3, 1996, the Adviser managed the assets contributed to the Portfolios pursuant to separate investment advisory agreements with the series of the Trust that became initial interest-holders in the Portfolios. SIMCO is a Delaware limited partnership organized in 1991 and is registered under the Investment Advisers Act of 1940. The General Partner of SIMCO is Standish which holds a 99.98% partnership interest. The Limited Partners of SIMCO, who each holds a 0.01% interest, are Walter M. Cabot, Sr., a Director of and a Senior Adviser to SIMCO and Standish, and D. Barr Clayson, Chairman of the Board of SIMCO and a Managing Director of Standish. Ralph S. Tate, a Vice President, Director and Managing Director of Standish, is the President of SIMCO. Richard S. Wood, a Vice President, Director and Managing Director of Standish and the President of the Trust, is the Executive Vice President of SIMCO.

     The following, constituting all of the Directors and all of the shareholders of Standish, are Standish's controlling persons: Caleb F. Aldrich, Nicholas S. Battelle, Walter M. Cabot, David H. Cameron, Karen K. Chandor, D. Barr Clayson, Richard C. Doll, Dolores S. Driscoll, Mark A. Flaherty, Maria O'Malley Furman, James E. Hollis III, Raymond J. Kubiak, Edward H. Ladd, Laurence A. Manchester, George W. Noyes, Arthur H. Parker, Howard B. Rubin, Austin C. Smith, David C. Stuehr, James J. Sweeney, Ralph S. Tate and Richard S. Wood.
     Certain services provided by the Adviser under the investment advisory agreements are described in the Prospectus. These services are provided without reimbursement by the Portfolios for any costs incurred. Under each investment advisory agreement, the Adviser is paid a fee based upon a percentage of a Portfolio's average daily net asset value computed as described in the Prospectus. The fee is paid monthly. The rate at which the fee is paid and expense limits agreed to by the Adviser and Standish are described in the Prospectus.
     Pursuant to the investment advisory agreements, each Portfolio bears the expenses of its operations other than those incurred by the Adviser pursuant to the investment advisory agreement. Among other expenses, each Portfolio will pay share pricing expenses; custodian fees and expenses; administration fees; legal and auditing fees and expenses; expenses of notices and reports to interest holders; registration and reporting fees and expenses; and Trustees' fees and expenses.
     Unless terminated as provided below, each investment advisory agreement continues in full force and effect until April 26, 1998 and for successive periods of one year thereafter, but only so long as each such continuance is approved annually (i) by either the Trustees of the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the applicable Portfolio, and, in either event (ii) by vote of a majority of the Trustees of the Portfolio Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the applicable Portfolio or by the Adviser, on sixty days' written notice to the other party. The investment advisory agreements terminate in the event of their assignment as defined in the 1940 Act.
     In an attempt to avoid any potential conflict with portfolio transactions for the Portfolios, the Adviser, the Principal Underwriter, the Trust and the Portfolio Trust have each adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders, and the Portfolios and their investors, come before those of the Adviser, its affiliates and their employees.

Administrator of the Funds
     Standish serves as the administrator to each Fund (the "Funds' Administrator") pursuant to a written administration agreement with the Trust on behalf of the Funds. Certain services provided by the Funds' Administrator under the administration agreement are described in the Prospectus. For these services, the Funds' Administrator currently does not receive any additional compensation. The Trustees of the Trust may, however, determine in the future to compensate the Funds' Administrator for its administrative services. The administration agreement provides that if the total expenses of the Funds and the Portfolios in any fiscal year exceed the most restrictive expense limitation applicable to the Funds in any state in which shares of the Funds are then qualified for sale, the compensation due the Funds' Administrator shall be reduced by the amount of the excess, by a reduction or refund thereof at the time such compensation is payable after the end of each calendar month during the fiscal year, subject to readjustment during the year. Currently, the most restrictive state expense limitation provision limits the Funds' expenses to 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1 1/2% of such net assets in excess of $100 million.
     The Funds' administration agreements can be terminated by either party on not more than sixty days' written notice.

Administrator of the Portfolios
     IBT Trust Company (Cayman) Ltd., P.O. Box 501 Grand Cayman, Cayman Islands, BWI, serves as the administrator to the Portfolios (the "Portfolios'
Administrator") pursuant to a written administration agreement with the Portfolio Trust on behalf of the Portfolios. The Portfolios' Administrator provides the Portfolio Trust with office space for managing its affairs, and with certain clerical services and facilities. For these services, the Portfolios' Administrator currently receives a fee from each Portfolio in the amount of $7,500 annually.
     The Portfolios' administration agreement can be terminated by either party on not more than sixty days' written notice.


Distributor of the Fund
     Standish Fund Distributors, L.P. (the "Principal Underwriter"), an affiliate of the Adviser, serves as the Trust's exclusive principal underwriter and holds itself available to receive purchase orders for the shares of the Funds. In that capacity, the Principal Underwriter has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the shares of the Funds in accordance with the terms of the Underwriting Agreement between the Trust and the Principal Underwriter. Pursuant to the Underwriting Agreement, the Principal Underwriter has agreed to use its best efforts to obtain orders for the continuous offering of the shares of the Funds. The Principal Underwriter receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to the Funds until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Funds' outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the

Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of each Fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of the Principal Underwriter are located at One Financial Center, 26th Floor, Boston, Massachusetts 02111.


                                  SERVICE PLAN
     The Trust, with respect to each Fund, has adopted a service plan (the "Service Plan").
     Each Service Plan provides that a Fund may compensate entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Fund shares ("Omnibus Accounts") for providing certain personal, account administration and/or shareholder liaison services to participants in the Omnibus Accounts. Pursuant to the Service Plan, the Funds may enter into agreements with Account Administrators which purchase shares of the Funds ("Service Agreements"). Under such Service Agreements or otherwise, Account Administrators may perform some or all of the following services: (a) establishing and maintaining Omnibus Accounts with the Funds; (b) establishing and maintaining subaccounts and subaccount balances for Omnibus Accounts and their participants ("Participants"); (c) processing orders by Omnibus Accounts and Participants to purchase, redeem and exchange Fund shares promptly and in accordance with the effective prospectus relating to such shares; (d) transmitting to each Fund (or its agent) on each Business Day (as defined below) a net subscription or net redemption order reflecting subscription, redemption and exchange orders received by it with respect to the Omnibus Accounts; (e) receiving and transmitting funds representing the purchase price or redemption proceeds relating to such orders; (f) mailing Fund prospectuses, statements of additional information, periodic reports, transaction confirmations and subaccount information to Omnibus Accounts and Participants; (g) answering Omnibus Account and Participant inquiries about the Funds, subaccount balances, distribution options and such other administrative services for the Omnibus Account and the Participants as provided for in the service agreements between the Account Administrator and the Omnibus Account; and (h) providing such statistical and other information as may be reasonably requested by the Funds or necessary for the Funds to comply with applicable federal or state laws.
     As compensation for such services, the Funds may pay each Account Administrator a service fee in an amount up to 0.25% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are attributable to or held in the name of such Account Administrator. Account Administrators may from time to time be required to meet certain other criteria in order to receive service fees.

     In accordance with the terms of the Service Plan, Standish provides to the Trust for review by the Trustees a quarterly written report of the amounts expended under the Service Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Service Plan, they will consider the continued appropriateness and the level of compensation that the Service Plan provides.
     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974 ("ERISA")) may apply to an Account Administrator's receipt of compensation paid by the Funds in connection with the investment of fiduciary assets in Fund shares. Account Administrators that are subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Fund shares and receiving service fees.
     The Trust believes that fiduciaries of ERISA plans may properly receive fees under the Service Plan if the plan fiduciary otherwise properly discharges its fiduciary duties, including (if applicable) those under ERISA. Under ERISA, a plan fiduciary, such as a trustee or investment manager, must meet the fiduciary responsibility standards set forth in part 4 of Title I of ERISA. These standards are designed to help ensure that the fiduciary's decisions are made in the best interests of the plan and are not colored by self-interest.
     Section 403(c)(1) of ERISA provides, in part, that the assets of a plan shall be held for the exclusive purpose of providing benefits to the plan's participants and their beneficiaries and defraying reasonable expenses of administering the plan. Section 404(a)(1) sets forth a similar requirement on how a plan fiduciary must discharge his or her duties with respect to the plan, and provides further that such fiduciary must act prudently and solely in the interest of the participants and beneficiaries. These basic provisions are supplemented by the per se prohibitions of certain classes of transactions set forth in Section 406 of ERISA.
     Section 406(a)(1)(D) of ERISA prohibits a fiduciary of an ERISA plan from causing that plan to engage in a transaction if he knows or should know that the transaction would constitute a direct or indirect transfer to, or use by or for the benefit of, a party in interest, of any assets of that plan. Section 3(14) includes, within the definition of "party in interest" with respect to a plan, any fiduciary with respect to that plan. Thus, Section 406(a)(1)(D) would not only prohibit a fiduciary from causing the plan to engage in a transaction which would benefit a third person who is a party in interest, but it also would prohibit the fiduciary from similarly benefiting himself. In addition, Section 406(b)(1) specifically prohibits a fiduciary with respect to a plan from dealing with the assets of that plan in his own interest or for his own account. Section 406(b)(3) supplements these provisions by prohibiting a plan fiduciary from receiving any consideration for his own personal account from any party dealing with the plan in connection with a transactions involving the assets of the plan.
     In accordance with the foregoing, however, a fiduciary of an ERISA plan may properly receive service fees under the Service Plan if the fees are used for the exclusive purpose of providing benefits to the plan's participants and their beneficiaries or for defraying reasonable expenses of administering the plan for which the plan would otherwise be liable. See, e.g., Department of Labor ERISA Technical Release No. 86-1 (stating a violation of ERISA would not occur where a broker-dealer rebates commission dollars to a plan fiduciary who, in turn, reduces its fees for which the plan is otherwise responsible for paying.). Thus, the fiduciary duty issues involved in a plan fiduciary's receipt of the service fee must be assessed on a case-by-case basis by the relevant plan fiduciary.
                              REDEMPTION OF SHARES
     Detailed information on redemption of shares is included in the Prospectus. The Trust may suspend the right to redeem shares of any Fund or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal of securities owned by the Fund's corresponding Portfolio or determination by the Fund's corresponding Portfolio of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the particular Fund.
     The Trust intends to pay in cash for all Fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in portfolio securities from the applicable Portfolios in conformity with a rule of the SEC. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. The Trust, on behalf of each of its series, has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits a Fund's obligation to make cash redemption payments to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolios have advised the Trust that the Portfolios will not redeem in-kind except in circumstances in which the Funds are permitted to redeem in-kind or except in the event that a Fund completely withdraws its interest from a Portfolio.
                             PORTFOLIO TRANSACTIONS
     The  Adviser  is  responsible  for  placing  each   Portfolio's   portfolio
transactions and will do so in a manner deemed fair and reasonable to the Portfolios and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting brokers and in negotiating commissions, the Adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the Funds. In addition, if the Adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the Portfolios may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Research services furnished by firms through which the Portfolios effect their securities transactions may be used by the Adviser in servicing other accounts; not all of these services may be used by the Adviser in connection with the Portfolios. The investment advisory fee paid by the Portfolios under the investment advisory agreements will not be reduced as a result of the Adviser's receipt of research services.
     The Adviser also places portfolio transactions for other advisory accounts. The Adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Portfolios. In making such allocations, the main factors considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.
                        DETERMINATION OF NET ASSET VALUE
     Each Fund's net asset value per share is computed each day on which the New York Stock Exchange is open (a "Business Day") as of the close of regular trading (currently 4:00 p.m., New York City time). Currently, the New York Stock Exchange is not open weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of a Fund's shares is computed by dividing the value of all securities and other assets of the Fund (substantially all of which will be represented by the Fund's investment in its corresponding Portfolio) less all liabilities by the number of Fund shares outstanding, and rounding to the nearest cent per share. Expenses and fees of the Funds are accrued daily and taken into account for the purpose of determining net asset value.
     The value of each Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of its corresponding Fund is determined. Each investor in the Portfolios, including the Funds, may add to or reduce its investment in the Portfolios on each Business Day. As of 4:00 p.m. (Eastern time) on each Business Day, the value of each investor's interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. on the following Business Day.
                           THE FUNDS AND THEIR SHARES
     Each Fund is a separate investment series of the Trust, an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of each Fund. Each share of a Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of any Fund, shareholders are entitled to share pro rata in the net assets available for distribution.
     Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the Funds. As of the date of this Statement of Additional Information, the Trustees have established eighteen other series of the Trust that publicly offer their shares. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. As of the date of this Statement of Additional Information, the Trustees do not have any plan to establish multiple classes of shares for any of the Funds.
     All Fund shares have equal rights with regard to voting, and shareholders of a Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other investment series of the Trust, including any change of investment policy requiring the approval of shareholders.
     Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

     Except as described below, whenever the Trust is requested to vote on a fundamental policy of or matters pertaining to any Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote proportionately as instructed by the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at any Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Subject to applicable statutory and regulatory requirements, the Trust would not request a vote of Fund shareholders with respect to (a) any proposal relating to a Portfolio, which proposal, if made with respect to a Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to a Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the corresponding Fund. Any proposal submitted to holders in a Portfolio, and that is not required to be voted on by shareholders of the corresponding Fund, would nonetheless be voted on by the Trustees of the Trust.
                       THE PORTFOLIOS AND THEIR INTERESTS
     Each Portfolio is a series of Standish, Ayer & Wood Master Portfolio, which like the Funds, is an open-end management investment company under the 1940 Act. The Portfolio Trust was organized as a master trust fund under the laws of the State of New York on January 18, 1996.
     Interests in the Portfolios have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolios normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolios would be required to hold a meeting of holders in the event that at any time less than a majority of the Trustees of the Portfolio Trust holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in the Portfolio Trust may call a meeting of holders in the Portfolio Trust for the purpose of removing any Trustee. Trustees of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in the Portfolio.

                                    TAXATION
     Each series of the Trust, including each Fund, is treated as a separate entity for accounting and tax purposes. Each Fund intends to elect and to qualify to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing requirements of the Code.
     The Trust anticipates that each Portfolio will be treated as partnership for federal income tax purposes. As such, the Portfolios are not subject to federal income taxation. Instead, a Fund must take into account, in computing its federal income tax liability (if any), its share of its corresponding Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because each Fund invests its assets in the corresponding Portfolio, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Funds to satisfy them. Each Portfolio will allocate at least annually among its investors, including the applicable Fund, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolios will make allocations to the Funds in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Funds to satisfy the tax distribution requirements that apply to the Funds and that must be satisfied in order to avoid Federal income and/or excise tax on the Funds. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund will be deemed (i) to own its proportionate share of each of the assets of the corresponding Portfolio and (ii) to be entitled to the gross income of the corresponding Portfolio attributable to such share.
     Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.
     The Funds are not subject to Massachusetts corporate excise or franchise taxes. Provided the Funds qualify as RICs under the Code, they will also not be required to pay any Massachusetts income tax.
     The Funds will not distribute long-term or short-term capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Funds and, as noted above, would not be distributed as such to shareholders.
     If the Fixed Income and Global Fixed Income Portfolios invest in certain zero coupon securities, increasing rate securities or, in general, other securities with original issue discount (or with market discount if the

Portfolios elect to include market discount in income currently), the Fixed Income and Global Fixed Income Portfolios must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fixed Income and Global Fixed Income Funds must distribute, at least annually, all or substantially all of their net income, including their distributive share of such income accrued by the Fixed Income and Global Fixed Income Portfolios, to shareholders to qualify as RICs under the Code and avoid federal income and excise taxes. Therefore, the Fixed Income and Global Fixed Income Portfolios may have to dispose of their portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage themselves by borrowing the cash, to provide cash that the Fixed Income and Global Fixed Income Funds may withdraw from the Portfolios and distribute in order to satisfy the distribution requirements applicable to the Fixed Income and Global Fixed Income Funds.
     Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Portfolio's ability to enter into futures, options and currency forward transactions.
     Certain options, futures and forward foreign currency transactions undertaken by a Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though the Portfolio's positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by a Portfolio and allocable to its corresponding Fund. Any net mark to market gains may also have to be distributed by the Funds to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition by the Portfolios of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses by a Portfolio on its transactions involving options, futures or forward contracts and/or offsetting or successor Portfolio positions may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income or gain. Certain of the applicable tax rules may be modified if a Portfolio is eligible and chooses to make one or more tax elections that may be available. Because a Fund's income, gains and losses consist primarily of its share of the income, gains and losses of its corresponding Portfolio, which is directly affected by the provisions described in this paragraph, these transactions may affect the amount, timing and character of the Fund's distributions to shareholders. The Portfolios will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.
     The Federal income tax rules applicable to forward roll transactions, interest rate or currency swaps, caps, floors and collars are unclear in certain respects, and the Portfolios may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit their transactions in these instruments.
     If a Portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the corresponding Fund could be subject to Federal income tax and additional interest charges on its allocable portion of "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually allocated to the Fund is timely distributed to its shareholders. The Funds would not be able to pass through to their shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Funds to recognize taxable income or gain without the concurrent receipt of cash. The Portfolios may limit and/or manage their stock holdings in passive foreign investment companies to minimize the Funds' tax liability or maximize their return from these investments.
     Investment in debt obligations by the Fixed Income and Global Fixed Income Portfolios that are at risk of or in default presents special tax issues for the Fixed Income and Global Fixed Income Funds. Tax rules are not entirely clear about issues such as when a Portfolio may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fixed Income and Global Fixed Income Portfolios, in the event that they hold such obligations, in order to reduce the risk of the Fixed Income and Global Fixed Income Funds, or any other RIC investing in the Fixed Income and Global Fixed Income Portfolio, distributing insufficient income to preserve its status as a RIC and seek to avoid becoming subject to Federal income or excise tax.
     Foreign exchange gains and losses realized by the Portfolios in connection with certain transactions involving foreign currency denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and, because the Funds invest in the Portfolios, may affect the amount, timing and character of Fund distributions to shareholders. Any such transactions that are not directly related to the Portfolios' investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain they are deemed to recognize from the sale of certain investments held for less than three months. Each Fund's share of such gain (plus any such gain the Fund may realize from other sources) is limited under the Code to less than 30% of the Fund's gross income for its taxable year. Such transactions could under future Treasury regulations produce income not among the types of "qualifying income" from which each Fund must derive at least 90% of its gross income for its taxable year.
     For purposes of the dividends received deduction available to corporations, dividends, if any, received by the Equity, Small Cap and Fixed Income Portfolios and allocable to their corresponding Funds from U.S. domestic corporations in respect of the stock of such corporations held by the Portfolios, for U.S. Federal income tax purposes, for at least a minimum holding period, generally 46 days, and distributed and designated by the Funds may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement referred to above with respect to their shares of the Equity, Small Cap and Fixed Income Funds in order to qualify for the deduction and, if they borrow to acquire or otherwise incur debt attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.
     Each Portfolio may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in a Fund would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain provisions and limitations contained in the Code, only if more than 50% of the value of the Fund's total assets (including its share of the Portfolio's assets) at the close of any taxable year consists of stock or securities of foreign corporations and the Fund were to file an election with the Internal Revenue Service. Because the investments of the Equity, Small Cap and Fixed Income Portfolios are such that the corresponding Funds generally do not expect to meet this 50% requirement, shareholders of the Equity, Small Cap and Fixed Income Funds generally will not directly take into account the foreign taxes, if any, paid by the Equity, Small Cap and Fixed Income Portfolios and will generally not be entitled to any related tax deductions or credits. Such taxes will reduce the amounts these Funds would otherwise have available to distribute. The investments of the Global Fixed Income Portfolio are such that the Global Fixed Income Fund expects to meet the 50% requirement discussed above and the Global Fixed Income Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Global Fixed Income Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Global Fixed Income Portfolio and allocable to the Global Fixed Income Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them.
     If the Global Fixed Income Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Global Fixed Income Portfolio and allocable to the Global Fixed Income Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Global Fixed Income Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Global Fixed Income Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Global Fixed Income Portfolio and allocable to them and (ii) the portion of the Global Fixed Income Fund's dividends which represents income from each foreign country.
     Due to possible unfavorable consequences under present tax law, the Fixed Income and Global Fixed Income Portfolios do not currently intend to acquire "residual" interests in real estate mortgage investment conduits ("REMICs"), although the Fixed Income and Global Fixed Income Portfolios may acquire "regular" interests in REMICs.
     Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Funds' Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.
     At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to undistributed net investment income and/or realized or unrealized appreciation in the Fund's share of its corresponding Portfolio's portfolio. Consequently, subsequent distributions by a Fund from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.
     Upon a redemption (including a repurchase) of shares of a Fund, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares, subject to the rules described below. Any loss realized on a redemption may be disallowed to the extent the shares disposed of are replaced with other shares of the same

Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.
     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.
     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of shares of the Funds may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.
     Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Funds is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.
                             ADDITIONAL INFORMATION
     The Funds' Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, which may be obtained from the Commission's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.
                        EXPERTS AND FINANCIAL STATEMENTS
     Coopers & Lybrand L.L.P., independent auditors, will audit each Fund's financial statements for the fiscal year ending December 31, 1996. Coopers & Lybrand, P.O. Box 219, Grand Cayman, Grand Cayman Islands, BWI, an affiliate of Coopers & Lybrand L.L.P., will audit each Portfolio's financial statements for the fiscal year ending December 31, 1996.

                     Standish, Ayer & Wood Master Protfolio
                           Standish Equity Portfolio Series

                              Financial Statements
                     For the Six Months Ended June 30, 1996
                                   (Unaudited)

                     Standish, Ayer & Wood Master Portfolio
                        Standish Equity Portfolio Series

                            Portfolio of Investments
                                  June 30, 1996
                                   (Unaudited)

                                                                                                             Value
Security                                                                              Shares               (Note 1A)
------------------------------------------------                                  ----------------     ------------------

Equities - 96.5%
------------------------------------------------

Basic Industry - 6.8%
------------------------------------------------
Avery-Dennison Corp.                                                                       25,200    $         1,382,850
Bemis Co                                                                                   15,600                546,000
Cleveland-Cliffs Inc.                                                                       8,200                320,825
CSX Corp.                                                                                  24,600              1,186,950
Lafarge Corp.                                                                              22,500                455,625
Norfolk Southern Corp.                                                                     17,800              1,508,550
Sealed Air Corp. *                                                                         15,100                507,738
Union Carbide Corp.                                                                        23,900                950,025
                                                                                                       ------------------
                                                                                                               6,858,563
                                                                                                       ------------------
Capital Goods - 12.9%
------------------------------------------------
Allied Signal Inc.                                                                         17,900              1,022,538
Case Corp.                                                                                 13,000                624,000
Deere & Co.                                                                                30,200              1,208,000
Dover Corp.                                                                                21,500                991,688
Ingersoll Rand Co                                                                          22,800                997,500
Johnson Controls Corp.                                                                      9,400                653,300
McDonnell Douglas Corp.                                                                    34,400              1,668,400
Measurex Corp.                                                                              9,700                283,725
Rockwell International Corp.                                                               26,400              1,511,400
Textron Inc.                                                                               12,200                974,475
Trinity Industries                                                                         14,000                476,000
United Technologies Corp.                                                                  22,300              2,564,500
                                                                                                       ------------------
                                                                                                              12,975,526
                                                                                                       ------------------
Consumer Cyclical - 15.4%
------------------------------------------------
AMR Corp.                                                                                  10,600                964,600
Black & Decker Corp.                                                                       32,900              1,270,763
Carnival Corp.                                                                             58,500              1,689,188
Chrysler Corp.                                                                             34,900              2,163,800
Goodyear Tire & Rubber Co.                                                                 15,800                762,350
Jones Apparel Group Inc.                                                                   27,000              1,326,375
Kingworld Productions Inc. *                                                               22,700                825,713
Leggett & Platt Inc.                                                                       22,900                635,475
Mercantile Stores                                                                          17,500              1,025,938
Pier 1 Imports Inc.                                                                        73,100              1,087,363
Ross Stores Inc.                                                                           29,700              1,032,075
UAL Corp.                                                                                  29,200              1,569,500
Waban Inc.                                                                                 47,700              1,138,838
                                                                                                       ------------------
                                                                                                              15,491,978
                                                                                                       ------------------



                                                                                                             Value
Security                                                                              Shares               (Note 1A)
------------------------------------------------                                  ----------------     ------------------

Consumer Stable - 18.0%
------------------------------------------------
Abbott Laboratories                                                                        25,500    $         1,109,250
American Stores Co                                                                         15,100                622,875
Becton Dickinson & Co                                                                      10,800                866,700
Bristol-Myers Squibb Co                                                                    33,200              2,988,000
Equifax Inc.                                                                               22,100                580,125
Great Atlantic & Pacific Tea Co                                                            15,400                506,275
Media General Inc. Cl A                                                                    12,000                447,000
Millipore Corp.                                                                            21,800                912,875
Omnicom Group                                                                              22,700              1,055,537
Philip Morris Companies, Inc.                                                              14,600              1,518,400
RJR Holdings Group Inc.                                                                    43,800              1,357,800
Safeway Inc.                                                                               50,000              1,650,000
Schering-Plough Corp.                                                                      48,000              3,012,000
Wallace Computer Services                                                                  24,300              1,451,925
                                                                                                       ------------------
                                                                                                              18,078,762
                                                                                                       ------------------
Energy - 9.4%
------------------------------------------------
Amoco Corp.                                                                                35,564              2,573,945
British Petroleum Plc                                                                      24,591              2,628,163
Kerr - Mcgee Corp.                                                                         13,700                833,988
Mobil Corp.                                                                                21,700              2,433,113
Phillips Petroleum Co.                                                                     23,300                975,688
                                                                                                       ------------------
                                                                                                               9,444,897
                                                                                                       ------------------
Financial - 14.4%
------------------------------------------------
American Bankers Insurance Group                                                           23,200              1,012,100
Bank of Boston Corp.                                                                       23,200              1,148,400
BankAmerica Corp.                                                                          27,400              2,075,550
Barnett Banks Inc.                                                                         14,900                908,900
Cigna Corp.                                                                                15,700              1,850,638
Comerica Inc.                                                                              17,800                794,325
Nationsbank Corp.                                                                          13,100              1,082,388
Northern Trust                                                                             20,900              1,206,975
Old Republic International Corp.                                                           17,850                383,775
Reliastar Financial Corp.                                                                  23,500              1,013,438
SunAmerica Inc.                                                                            16,900                954,850
Travelers Group Inc.                                                                       30,700              1,400,688
UST Inc.                                                                                   15,500                530,875
                                                                                                       ------------------
                                                                                                              14,362,902
                                                                                                       ------------------
Real Estate - 1.1%
------------------------------------------------
Macerich Company (The)                                                                     36,100                758,100
South West Property Trust                                                                  29,700                397,238
                                                                                                       ------------------
                                                                                                               1,155,338
                                                                                                       ------------------



                                                                                                             Value
Security                                                                              Shares               (Note 1A)
------------------------------------------------                                  ----------------     ------------------

Technology - 11.6%
------------------------------------------------
Adaptec Inc. *                                                                             10,100    $           478,488
Analog Devices Inc., *                                                                     33,450                852,975
Atmel Corp. *                                                                              39,200              1,180,900
Cabletron Systems Comm *                                                                   20,700              1,420,538
Computer Associates Intl Inc.                                                              18,350              1,307,438
Dell Computer Corp. *                                                                       9,500                483,313
Gateway 2000 Inc. *                                                                        22,000                748,000
Harris Corp.Inc.                                                                           11,300                689,300
Intel Corp.                                                                                12,300                903,281
Sci Sys Inc. *                                                                             11,500                467,188
Sprint Corp.                                                                               26,300              1,104,600
Sun Microsystems Corp. *                                                                   17,700              1,042,088
Texas Industries Inc.                                                                       9,600                658,800
Varian Associates Inc.                                                                      8,900                460,575
                                                                                                       ------------------
                                                                                                              11,797,484
                                                                                                       ------------------
Utilities - 6.9%
------------------------------------------------
Ameritech Corp.                                                                            33,800              2,006,875
CMS Energy Corp.                                                                           28,500                879,938
DQE Inc.                                                                                   21,750                598,125
DTE Energy Company                                                                         25,300                781,138
FPL Group Inc.                                                                             18,000                828,000
Panenergy Corp.                                                                            14,500                476,688
Unicom Corp.                                                                               49,200              1,371,450
                                                                                                       ------------------
                                                                                                               6,942,214
                                                                                                       ------------------
Total Equities (Identified Cost $84,082,602)                                                                  97,107,664
                                                                                                       ------------------

Short-Term Investments - 3.3%
------------------------------------------------
                                                                                        Par
Repurchase Agreements - 3.2%                                                           Value
------------------------------------------------                                  ----------------
Prudential-Bache Repurchase Agreement, dated 6/28/96,
4.77% due 7/1/96, to pay $3,254,288 (Collateralized by
FNMAs with rates ranging from 6.225% to 7.075%
and maturity dates ranging from 5/01/23 to 4/01/24 with
an aggregate market value of $3,318,061.                                                3,252,995              3,252,995
                                                                                                       ------------------






                                                                                        Par                  Value
Security                                                Rate **     Maturity           Value               (Note 1A)
------------------------------------------------     ------------  ------------   ----------------     ------------------

U.S. Government - 0.1%
------------------------------------------------
U.S. Treasury Bill ***                                      5.%11    9/19/1996            140,000    $           138,404
                                                                                                       ------------------

Total Short-Term Investments (Identified Cost $3,391,131)                                                      3,391,399
                                                                                                       ------------------

Total INVESTMENTS  (Identified Cost $87,473,733) - 99.8%                                                     100,499,063

Other Assets less Liabilities - 0.2%                                                                             177,897
                                                                                                       ------------------

Net Assets - 100.0%                                                                                  $       100,676,960
                                                                                                       ==================

Notes to the Schedule of Investments:

*      Non-income producing security.

**    Rate noted is Yield to maturity.

***  Denotes all or part of a security pledged as a margin deposit (Note 5).


                     Standish, Ayer & Wood Master Portfolio
                        Standish Equity Portfolio Series

                       Statement of Assets and Liabilities
                                  June 30, 1996
                                   (Unaudited)
Assets:
    Investments, at value (Note 1A) (identified cost, $87,473,733)                                    $      100,499,063
    Receivable for daily variation margin on open
       financial futures contracts (Note 6)                                                                       18,750
    Receivable for investments sold                                                                               38,114
    Interest and dividends receivable                                                                            225,427
    Deferred organizational costs (Note 1E)                                                                       71,418
                                                                                                        -----------------
       Total assets                                                                                          100,852,772


Liabilities:
    Accrued investment advisory fee (Note 2)                                $         77,253
    Accrued trustee fees                                                                 537
    Accrued expenses and other liabilities                                            98,022
                                                                              ---------------
       Total liabilities                                                                                         175,812
                                                                                                        -----------------


Net Assets                                                                                            $          676,960
                                                                                                        =================


Net Assets consist of
    Net proceeds from capital contributions and withdrawals                                           $       87,633,830
    Unrealized appreciation (depreciation) of investments                                                     13,043,130
                                                                                                        -----------------
       Total net assets                                                                               $      100,676,960
                                                                                                        =================




                     Standish, Ayer & Wood Master Portfolio
                        Standish Equity Portfolio Series

                             Statement of Operations
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)
Investment Income
         Interest Income                                                                                          $         32,301
         Dividend income                                                                                                   434,765
                                                                                                                    ---------------
             Total income                                                                                                  467,066

Expenses
         Investment advisory fee (Note 2)                                              $          77,253
         Custodian and accounting expenses                                                        18,812
         Legal and audit services                                                                  8,488
         Amortization of organization expense (Note 1E)                                            2,261
         Trustee fees (Note 2)                                                                       537
         Miscellaneous                                                                             3,655
                                                                                         ----------------
             Total expenses                                                                                                111,006
                                                                                                                    ---------------

                 Net investment income (loss)                                                                              356,060
                                                                                                                    ---------------

Realized and Unrealized Gain (Loss)
     Net realized gain (loss)
             Investment security transactions                                                  1,776,675
             Financial futures                                                                   159,275
                                                                                         ----------------
     Net realized gain (loss)                                                                                            1,935,950

     Change in unrealized appreciation (depreciation)
             Investment securities                                                              (644,566)
             Financial futures                                                                    17,800
                                                                                         ----------------
     Change in net unrealized appreciation (depreciation)                                                                 (626,766)
                                                                                                                    ---------------

             Net realized and unrealized gain (loss)                                                                     1,309,184
                                                                                                                    ---------------

                 Net increase (decrease) in net assets from operations                                            $      1,665,244
                                                                                                                    ===============




                     Standish, Ayer & Wood Master Portfolio
                        Standish Equity Portfolio Series

                       Statement of Changes in Net Assets
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)

Increase (Decrease) in Net Assets

     From operations
         Net investment income (loss)                                                     $          356,060
         Net realized gain (loss)                                                                  1,935,950
         Change in net unrealized appreciation (depreciation)                                       (626,766)

                                                                                            -----------------
             Net increase (decrease) in net assets from operations                                 1,665,244
                                                                                            -----------------


     Capital transactions
         Assets contributed by Standish Equity Fund at commencement
         (including unrealized gain of $13,669,896)                                               97,994,616
         Contributions                                                                             1,734,368
         Withdrawals                                                                                (717,268)
                                                                                            -----------------
          Increase in net assets resulting from capital transactions                              99,011,716
                                                                                            -----------------

             Total increase (decrease) in net assets                                             100,676,960

Net Assets
     At beginning of period                                                                              ---
                                                                                            -----------------

     At end of period                                                                     $      100,676,960
                                                                                            =================




                     Standish, Ayer & Wood Master Portfolio
                        Standish Equity Portfolio Series

                               Supplementary Data
                       Statement of Changes in Net Assets
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)

Ratios (to average daily net assets):
     Expenses                                              0.69%  *
     Net investment income                                 2.30%  *


Portfolio Turnover                                        77   %

Average Broker Commission Rate                   $         0.0456

*    Annualized



                     Standish, Ayer & Wood Master Portfolio
                        Standish Equity Portfolio Series

                          Notes to Financial Statements
                                   (Unaudited)


(1).....Significant Accounting Policies:

         Standish,  Ayer & Wood Master  Portfolio  (the  "Portfolio  Trust") was
         organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Equity Portfolio Series (the "Portfolio") is a separate diversified investment series of the Portfolio Trust. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.  Investment security valuations--
         Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.  Repurchase agreements--
         It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C.  Securities transaction and income--
         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

     D.  Income Taxes--
         The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio`s investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E.  Deferred Organizational Expenses--
         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

(2).....Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. The Portfolio pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Portfolio from the investment adviser. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3).....Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                             Purchases                    Sales
                       ----------------------     ----------------------

Investments                      $95,547,365                $74,678,727
                       ======================     ======================



(4).....Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation in value of the investment securities owned at June 30, 1996, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                $87,473,733
                                                     =====================

Gross unrealized appreciation                                 $14,039,419
Gross unrealized depreciation                                  (1,014,089)
                                                     ---------------------
       Net unrealized appreciation (depreciation)             $13,025,330
                                                     =====================




(5).....Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Portfolio's Prospectus and Statement of Additional Information. The Portfolio trades the following financial instruments with off-balance sheet risk:

         Options--
         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio uses options to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to enhance returns. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The portfolio entered into no such transactions during the period May 3, 1996 through June 30, 1996.

         Futures Contracts--
         The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with changes in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. The Portfolio enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. At June 30, 1996, the Portfolio had entered into the following financial futures contracts:

                                                     Expiration          Underlying Face                Unrealized
             Contract                 Position          Date             Amount at Value                Gain/(Loss)
-----------------------------------  ------------  ----------------  -------------------------  ----------------------------

S+P 500 (IO Contracts)                  Long          09/20/96                     $3,384,000                       $17,800
                                                                     =========================  ============================




         At June 30, 1996, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     Standish, Ayer & Wood Master Portfolio
              Standish Small Capitalization Equity Portfolio Series

                              Financial Statements
                     For the Six Months Ended June 30, 1996
                                   (Unaudited)


                     Standish, Ayer & Wood Master Portfolio
              Standish Small Capitalization Equity Portfolio Series

                            Portfolio of Investments
                                  June 30, 1996
                                   (Unaudited)

                                                                                                          Value
Security                                                                            Shares              (Note 1A)
-------------------------------------------------------------------------------- --------------      -----------------

Equities - 97.0%
--------------------------------------------------------------------------------

Basic Industry - 5.1%
--------------------------------------------------------------------------------
Greenfield Industries Inc.                                                              64,100     $        2,115,300
Hughes Supply Inc.                                                                      49,100              1,706,225
Intertape Polymer                                                                      109,400              2,215,350
Lydall Inc. *                                                                           47,100              1,036,200
NN Ball & Roller Inc.                                                                  127,650              2,648,738
Om Group Inc.                                                                           53,800              2,111,650
                                                                                                     -----------------
                                                                                                           11,833,463
                                                                                                     -----------------
Capital Goods - 0.8%
--------------------------------------------------------------------------------
Ultrak Inc. *                                                                          108,100              1,851,213
                                                                                                     -----------------

Consumer Cyclical - 4.7%
--------------------------------------------------------------------------------
Custom Chrome Inc. *                                                                   117,100              3,147,063
Gadzooks Inc. *                                                                         46,650              1,504,463
ITI Technologies Inc. *                                                                 89,500              2,953,500
Moovies Inc. *                                                                         172,100              1,355,288
Quiksilver Inc. *                                                                       68,100              2,043,000
                                                                                                     -----------------
                                                                                                           11,003,314
                                                                                                     -----------------
Consumer Stable - 4.7%
--------------------------------------------------------------------------------
Atlantic Coast Airlines Inc. *                                                         183,800              2,400,888
Midwest Express Holdings *                                                              58,500              1,879,313
Performance Food Group Co. *                                                           136,600              3,551,590
Robert Mondavi Corp.  Cl A *                                                            98,500              3,102,750
                                                                                                     -----------------
                                                                                                           10,934,541
                                                                                                     -----------------
Financial - 3.9%
--------------------------------------------------------------------------------
American Travellers Corp. *                                                            158,650              3,648,950
Olympic Financial Inc. *                                                               161,800              3,721,400
Texas Regional Bancshares  Cl A                                                         70,600              1,765,000
                                                                                                     -----------------
                                                                                                            9,135,350
                                                                                                     -----------------
Health Care - 30.1%
--------------------------------------------------------------------------------
Agouron Pharmaceuticals Inc. *                                                          46,700              1,821,300
Arbor Health Care Company *                                                            104,100              2,836,725
Arris Pharmaceutical Corp. *                                                           112,300              1,319,525
Ballard Medical Products                                                               119,600              2,287,350
Cardiometrics Inc. *                                                                   109,200                709,800
Chirex Inc. *                                                                          162,000              1,863,000
Conmed Corp. *                                                                          97,200              2,587,950
Corvel Corp. *                                                                          91,500              3,271,125
Emcare Holdings Inc. *                                                                  66,800              1,987,300
FPA Medical Management *                                                               142,300              2,214,544
Fuisz Technologies Ltd. *                                                              123,100              2,338,900



                                                                                                          Value
Security                                                                            Shares              (Note 1A)
-------------------------------------------------------------------------------- --------------      -----------------

Health Care - (continued)
--------------------------------------------------------------------------------
Gynecare Inc. *                                                                        146,100     $        1,150,538
Healthplan Services Corp. *                                                            103,800              2,387,400
Horizon Mental Health Management *                                                     103,800              2,958,300
Impath Inc. *                                                                          136,600              2,458,800
Innotech Inc. *                                                                        131,300              1,468,919
Inphynet Medical Management *                                                          145,500              2,728,125
Martek Biosciences *                                                                    78,000              2,281,500
Matrix Pharmaceuticals Inc. *                                                           94,100              1,693,800
Medarex Inc. *                                                                         150,900              1,226,063
Medcath Inc. *                                                                          89,900              1,078,800
Medquist Inc. *                                                                         84,800              1,537,000
Myriad Genetics Inc. *                                                                  45,700              1,142,500
National Surgery Centers Inc. *                                                         91,350              2,420,775
Occusystems Inc. *                                                                      73,200              2,735,850
Optical Sensors Inc. *                                                                 171,900              1,783,463
Orthofix International N.V. *                                                          133,700              1,470,700
Ostx International Inc. *                                                              126,700              1,330,350
Possis Medical, Inc. *                                                                 125,900              2,093,088
Protocol Systems Inc. *                                                                120,100              2,762,300
Rochester Medical Corp. *                                                               87,000              1,609,500
Rural/Metro Corp. *                                                                     80,000              2,740,000
United Dental Care Inc. *                                                               72,400              3,058,900
Vertex Pharmaceuticals Inc. *                                                           99,500              3,022,313
                                                                                                     -----------------
                                                                                                           70,376,503
                                                                                                     -----------------
Services - 23.0%
--------------------------------------------------------------------------------
AFGL International Inc. *                                                              111,900                489,563
Air Express International Corp.                                                         90,100              2,545,325
Alternative Resources Corp *                                                            50,100              1,841,175
Analysts International Corp.                                                            71,500              3,003,000
Anchor Gaming *                                                                          1,100                 66,275
Bet Holdings Inc. Cl A *                                                                95,300              2,513,538
Central Parking Corp.                                                                  119,700              3,546,113
Coach Usa Inc. *                                                                       115,500              2,569,875
Computer Task Group Inc.                                                                79,600              2,248,700
Continental Waste Industries Inc. *                                                    157,200              3,458,400
Data Processing Resources Corp. *                                                       61,500              1,698,938
Emmis Broadcasting Corp.  Cl A *                                                        62,700              3,135,000
May & Speh Inc. *                                                                      184,500              2,905,875
Norrell Corp.                                                                           62,700              3,080,138
Oacis Healthcare Holdings *                                                            145,400              1,672,100
On Assignment Inc. *                                                                    70,200              2,614,950
Patterson Dental Company *                                                              64,450              2,336,313
Personnel Group of America Inc. *                                                      126,200              3,107,675
Prepaid Legal Services Inc. *                                                          100,500              1,859,250



                                                                                                          Value
Security                                                                            Shares              (Note 1A)
-------------------------------------------------------------------------------- --------------      -----------------

Services - continued
--------------------------------------------------------------------------------
Right Management Consultants *                                                          75,050     $        2,739,325
Scandinavian Broadcast Systems *                                                       109,300              2,677,850
Scientific Games Hldgs Corp. *                                                          98,000              2,842,000
Techforce Corp. *                                                                      165,400                992,400
                                                                                                     -----------------
                                                                                                           53,943,778
                                                                                                     -----------------
Technology - 24.7%
--------------------------------------------------------------------------------
Advanced Technology Material *                                                         123,000              1,660,500
Applix, Inc. *                                                                          86,600              2,489,750
Astea International Inc *                                                               57,000              1,382,250
B I Inc. *                                                                             114,700              1,519,775
Black Box Corp. *                                                                      123,100              2,923,625
Brooks Automation Inc. *                                                                91,100              1,047,650
Cidco Inc. *                                                                            86,600              3,052,650
Computational Systems Inc. *                                                           120,600              2,607,975
Datastream Systems Inc. *                                                               88,600              3,123,150
Elcom International Inc. *                                                             213,000              2,715,750
Etec Systems Inc. *                                                                     69,200              1,539,700
Harbinger Corp *                                                                        58,000              1,609,500
Industry Group Inc. *                                                                  110,100              2,229,525
Inter Tel Inc. *                                                                        97,900              2,563,756
Lecroy Corp. *                                                                          72,800              1,456,000
Mdl Information Systems Inc. *                                                         125,000              3,718,750
Meridian Data Inc. *                                                                   131,900              1,170,613
Nera As - Telecom ADR                                                                   68,100              2,153,663
P-Com Inc. *                                                                            72,600              2,286,900
Perceptron Inc. *                                                                      100,800              3,679,200
Periphonics Corp. *                                                                     62,000              2,108,000
Photronics Inc. *                                                                       72,500              1,903,125
Sanmina Corp. *                                                                         21,100                569,700
Telxon Corp.                                                                            96,800              1,137,400
TSX Corp. *                                                                            111,400              3,091,350
Ultradata Corp. *                                                                      219,600              1,701,900
Videoserver Inc. *                                                                      70,300              2,741,700
                                                                                                     -----------------
                                                                                                           58,183,857
                                                                                                     -----------------
Total Equities (Identified Cost $186,146,966)                                                             227,262,019
                                                                                                     -----------------




                                                                                                          Par           Value
Security                                                             Rate **            Maturity          Value        (Note 1A)
--------------------------------------------------------------   -------------       -------------   --------------  ---------------

Short-Term Obligations - 2.8%
----------------------------------------------------------------

Repurchase Agreements - 2.7%
----------------------------------------------------------------
Prudential-Bache Repurchase Agreement, dated 6/28/96,
4.77% due 7/1/96, to pay $6,344,277 (Collateralized by
FNMA's and FHLMC's with rates ranging from 6.00%
to 8.00% and maturity dates ranging from 6/01/11 to
7/01/26 with an aggregate market value of $6,468,604.                                                  6,341,757        6,341,757
                                                                                                                     ------------

U.S. Government - 0.1%
----------------------------------------------------------------
U.S. Treasury Bill ***                                                   5.%11     9/19/1996            190,000          187,834
                                                                                                                     ------------

Total Short-Term Obligations (Identified Cost $6,529,189)                                                              6,529,591
                                                                                                                     ------------

Total Investments  (Identified Cost $192,676,155) - 99.8%                                                            233,791,610

Other assets less liabilities - 0.2%                                                                                     362,287
                                                                                                                     ------------

Net Assets - 100.0%                                                                                                 $234,153,897
                                                                                                                     ============

Notes to the Schedule of Investments:

* Non-income producing security.

** Rate noted is Yield to maturity.

*** Denotes all or part of a security pledged as a margin deposit (Note 5).


                     Standish, Ayer & Wood Master Portfolio
              Standish Small Capitalization Equity Portfolio Series

                       Statement of Assets and Liabilities
                                  June 30, 1996
                                   (Unaudited)

Assets:
    Investments, at value (Note 1A) (identified cost, $192,676,155)                              $      233,791,610
    Cash                                                                                                         60
    Receivable for daily variation margin on open
       financial futures contracts (Note 5)                                                                  60,525
    Receivable for investments sold                                                                       2,387,677
    Interest and dividends receivable                                                                        11,699
    Deferred organization costs (Note 1E)                                                                    71,418
                                                                                                   -----------------
       Total assets                                                                                     236,322,989

Liabilities:
    Payable for investments purchased                                       $       1,840,596
    Accrued investment advisory fee (Note 2)                                          223,806
    Accrued trustee fees                                                                1,491
    Accrued expenses and other liabilities                                            103,199
                                                                              ----------------
       Total liabilities                                                                                  2,169,092
                                                                                                   -----------------

Net Assets                                                                                       $      234,153,897
                                                                                                   =================

Net Assets consist of
    Net proceeds from capital contributions and withdrawals                                      $      193,070,492
    Unrealized appreciation (depreciation) of investments                                                41,083,405
                                                                                                   -----------------
       Total net assets                                                                          $      234,153,897
                                                                                                   =================




                     Standish, Ayer & Wood Master Portfolio
     Standish Small Capitalization Equity Portfolio Series

                              Statement of Operations
              For the period May 3, 1996 (commencement of operations)
                         through June 30, 1996 (Unaudited)
Investment Income
         Interest Income                                                                         $           55,822
         Dividend income (net of withholding tax of $3,344)                                                  54,429
                                                                                                   -----------------
             Total income                                                                                   110,251

Expenses
         Investment advisory fee (Note 2)                                   $         223,806
         Custodian and accounting expenses                                             29,504
         Legal and audit services                                                       6,432
         Registration costs                                                             2,261
         Insurance expense                                                              1,491
         Miscellaneous                                                                  4,618
                                                                              ----------------
             Total expenses                                                                                 268,112
                                                                                                   -----------------

                 Net investment income (loss)                                                              (157,861)
                                                                                                   -----------------

Realized and Unrealized Gain (Loss):
     Net realized gain (loss)
             Investment security transactions                                      11,392,665
             Financial futures                                                        145,150
                                                                              ----------------
                 Net realized gain (loss)                                                                11,537,815

     Change in unrealized appreciation (depreciation)
             Investment securities                                                (14,133,192)
             Financial futures                                                       (142,425)
                                                                              ----------------
                 Change in net unrealized appreciation (depreciation)                                   (14,275,617)
                                                                                                   -----------------

                 Net realized and unrealized gain (loss)                                                 (2,737,802)
                                                                                                   -----------------

                 Net increase (decrease) in net assets from operations                           $       (2,895,663)
                                                                                                   =================






                     Standish, Ayer & Wood Master Portfolio
              Standish Small Capitalization Equity Portfolio Series

                       Statement of Changes in Net Assets
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)


Increase (Decrease) in Net Assets

     From operations
         Net investment income (loss)                                                  $         (157,861)
         Net realized Gain (loss)                                                              11,537,815
         Change in net unrealized appreciation (depreciation)                                 (14,275,617)
                                                                                         -----------------
             Net increase (decrease) in net assets from operations                             (2,895,663)
                                                                                         -----------------


     Capital transactions
         Assets contributed by Standish Small Capitalization Equity Fund at
             commencement (including unrealized appreciation of $55,359,023)                  233,108,124
         Contributions                                                                         14,054,497
         Withdrawals                                                                          (10,113,061)
                                                                                         -----------------
          Increase in net assets resulting from capital transactions                          237,049,560
                                                                                         -----------------

             Total increase (decrease) in net assets                                          234,153,897

Net Assets:
     At beginning of period                                                                           ---
                                                                                         -----------------

     At end of period                                                                  $      234,153,897
                                                                                         =================


                     Standish, Ayer & Wood Master Portfolio
              Standish Small Capitalization Equity Portfolio Series

                               Supplementary Data
                       Statement of Changes in Net Assets
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)

Ratios (to average daily net assets):
     Expenses                                            0.*2%
     Net investment income (loss)                       (0.*2%)


Portfolio Turnover                                      21%

Average Broker Commission Rate                          $0.0502

*    Annualized

                     Standish, Ayer & Wood Master Portfolio
              Standish Small Capitalization Equity Portfolio Series

                          Notes to Financial Statements
                                   (Unaudited)


(1).....Significant Accounting Policies:

         Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A...Investment security valuations--
         Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B...Repurchase agreements--
         It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C...Securities transactions and income--
         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

     D...Income Taxes--
         The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio`s investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E...Deferred Organizational Expenses--
         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis through April 2001.

(2).....Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services is paid monthly at the annual rate of 0.60% of the Portfolio's average daily net assets. The Portfolio pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Portfolio from the investment adviser. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3).....Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                               Purchases              Sales
                           ------------------   -------------------

Investments                      $49,839,272           $57,901,868
                           ==================   ===================



(4).....Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation in value of the investment securities owned at June 30, 1996, as computed on a federal income tax basis, were as follows:
Aggregate cost                                                $192,676,155
                                                         ==================

Gross unrealized appreciation                                  $51,629,861
Gross unrealized depreciation                                  (10,546,456)
                                                         ------------------
       Net unrealized appreciation (depreciation)              $41,083,405
                                                         ==================




(5).....Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Portfolio's Prospectus and Statement of Additional Information. The Portfolio trades the following financial instruments with off-balance sheet risk:

 .........Options--
         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio uses options to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to enhance returns. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio entered into no such transactions during the period May 3, 1996 through June 30, 1996.

 .........Futures contracts--
         The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. The Portfolio enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. At June 30, 1996, the Portfolio held the following futures contract:

                                                                  Expiration          Underlying Face       Unrealized
Contract                                      Position               Date             Amount at Value       Gain/(Loss)
---------------------------------------  -------------------  -------------------   ---------------------------------------

Midcap Sept Futures (48 Contracts)              Long               09/20/96            $5,685,600            ($32,050)
                                                                                    ==================   ==================


At June 30, 1996, the Portfolio had segregated sufficient securities to cover margin requirements on open future contracts.

                     Standish, Ayer & Wood Master Portfolio
                        Standish Fixed Income Portfolio Series

                              Financial Statements
                     For the Six Months Ended June 30, 1996
                                   (Unaudited)

                    Standish, Ayer & Wood Master Portfolio
                     Standish Fixed Income Portfolio Series
                            Portfolio of Investments
                                  (Unaudited)

                                                                                                 Par                    Value
Security                                              Rate         Maturity                     Value                 (Note 1A)
----------------------------------------------     ---------     --------------          --------------------    -------------------

Bonds and Notes - 96.4%
----------------------------------------------

Asset Backed - 3.5%
----------------------------------------------
Advanta Home Equity Trust Loan 1991-1A                    9.%0     2/25/2006                       2,184,570    $          2,251,473
AFC Home Equity Loan Trust 1993-2                         6.00     1/20/2013                         139,184                 134,257
Contimortgage Home Equity 1994-5 A2                       9.07    10/15/2009                      17,454,272              17,713,359
Contimortgage Home Equity 1995 IA                         8.60     2/15/2010                       9,488,566               9,574,556
Greentree Securities Trust 1994-A                         6.90     2/15/2004                       4,776,338               4,730,067
Greentree Securities Trust 1995-A                         7.25     7/15/2005                       6,795,882               6,782,427
Old Stone Credit Corp. Home Equity Trust 1992-3 A2        6.30     9/25/2007                         613,843                 603,416
Old Stone Credit Corp. Home Equity Trust 1992-4 Cl A      6.55    11/25/2007                         138,012                 135,899
The Money Store Home Equity 1992-B                        6.90     7/15/2007                         693,660                 687,590
The Money Store Home Equity 1994-DA4                      8.75     9/15/2020                       3,250,000               3,362,734
The Money Store Home Equity 1996-B A5                     7.18     2/15/2015                      18,563,000              18,644,213
UCFC Home Equity Loan Trust 1994 BA-6                     7.10     3/10/2023                       2,024,864               2,029,926
UCFC Home Equity Loan Trust 1994-D A4                     8.78     2/10/2016                      16,562,000              17,136,494
                                                                                                                 -------------------
                                                                                                                          83,786,411
                                                                                                                 -------------------
Collateralized Mortgage Obligations - 0.1%
------------------------------------------------------------
FNMA P/O Trust 108                                        0.00     3/01/2020                       1,673,220               1,269,033
Midstate Trust II A3                                      9.35     4/01/1998                         625,000                 641,602
Veterans Affairs 1992-1 Cl D                              7.75    12/15/2014                          50,000                  49,875
                                                                                                                 -------------------
                                                                                                                           1,960,510
                                                                                                                 -------------------

Corporate - 27.4%
----------------------------------------------

Basic Industry - 2.2%
----------------------------------------------
AK Steel Holding Corp.                                   10.75     4/01/2004                      17,525,000              18,883,188
Georgia Pacific Corp.                                     9.95     6/15/2002                       4,275,000               4,844,088
Inland Steel Co.                                         12.00    12/01/1998                       3,000,000               3,240,000
Koppers Industries Inc.                                   8.50     2/01/2004                       7,475,000               7,030,686
Owens-Illinois Inc.                                      11.00    12/01/2003                      16,385,000              17,613,875
Ralcorp Holdings Inc.                                     8.75     9/15/2004                         275,000                 282,725
                                                                                                                 -------------------
                                                                                                                          51,894,562
                                                                                                                 -------------------
Consumer Cyclical - 2.8%
----------------------------------------------
Exide Corp.                                              10.75    12/15/2002                      11,750,000              11,985,000
General Motors Acceptance Corp.                           6.50     4/25/2000                       5,000,000               4,955,550
General Motors Acceptance Corp.                           6.70     4/30/2001                      50,485,000              49,996,305
                                                                                                                 -------------------
                                                                                                                          66,936,855
                                                                                                                 -------------------
Consumer Stable - 0.8%
----------------------------------------------
ADT Operations                                            8.25     8/01/2000                       8,285,000               8,409,275
Southland Corp.                                           4.50     6/15/2004                       8,075,000               5,854,375
Southland Corp.                                           5.00    12/15/2003                       6,500,000               5,070,000
                                                                                                                 -------------------
                                                                                                                          19,333,650
                                                                                                                 -------------------
Energy - 1.0%
----------------------------------------------
Clark Oil                                                10.50    12/01/2001                       9,250,000               9,573,750
Kern River Funding 144A                                   6.72     9/30/2001                      15,000,000              14,791,650
                                                                                                                 -------------------
                                                                                                                          24,365,400
                                                                                                                 -------------------


                                                                                                 Par                    Value
Security                                              Rate         Maturity                     Value                 (Note 1A)
----------------------------------------------     ---------     --------------          -------------------     -------------------

Financial - 11.8%
----------------------------------------------
Advanta Corp.                                             7.%0     5/01/2001                       5,850,000    $          5,794,074
Anchor Bancorp                                            8.94     7/09/2003                       7,325,000               7,316,210
Bank of Boston Corp.                                      8.38    12/15/2002                         225,000                 238,883
Bayview Capital 144A                                      8.42     6/01/1999                      11,000,000              10,972,500
Capital One Bank Co.                                      5.95     2/15/2001                      10,000,000               9,467,000
Capital One Bank Co.                                      6.39     6/29/1998                         250,000                 248,448
Capital One Bank Co.                                      6.84     6/13/2000                       8,675,000               8,589,551
Capital One Bank Co.                                      6.88     4/24/2000                       2,550,000               2,528,351
Capital One Bank Co.                                      7.00     4/30/2001                       5,000,000               4,958,350
Capital One Bank Co.                                      7.35     6/20/2000                       6,250,000               6,269,125
Capital One Bank Co.                                      8.13     3/01/2000                       1,515,000               1,558,177
Chartwell Re Holdings                                    10.25     3/01/2004                       3,058,000               3,249,125
Coast Federal Bank                                       13.00    12/31/2002                       5,000,000               5,574,350
Equitable Life                                            6.95    12/01/2005                      10,475,000              10,057,362
First Nationwide                                          9.13     1/15/2003                       5,500,000               5,307,500
First Nationwide                                         12.25     5/15/2001                      13,200,000              14,432,748
First USA Bank                                            5.75     1/15/1999                         200,000                 195,022
First USA Bank                                            5.85     2/22/2001                         250,000                 236,230
Goldman Sachs Inc. 144A                                   6.20    12/15/2000                      16,725,000              16,251,014
Goldman Sachs Inc. 144A                                   6.38     6/15/2000                      11,850,000              11,629,590
Goldman Sachs Inc. Group L P 144A                         6.20     2/15/2001                      15,000,000              14,549,100
Hartford National Bank Corp.                              9.85     6/01/1999                         300,000                 322,587
Liberty Mutual Insurance Co. Inc. 144A                    8.50     5/15/2025                       2,000,000               2,066,000
Merrill Lynch & Co                                        6.00     3/01/2001                       9,705,000               9,246,342
Merrill Lynch & Co                                        6.50     4/01/2001                      11,775,000              11,567,760
Merrill Lynch & Co                                        6.70     8/01/2000                         500,000                 497,495
Midatlantic Bank                                          9.88    12/01/1999                          75,000                  81,473
Morgan Stanley Group Inc.                                 6.70     5/01/2001                      15,750,000              15,610,613
New England Mutual Life 144A                              7.88     2/15/2024                      14,650,000              14,114,836
Reliance Group Holdings Corp.                             9.00    11/15/2000                      17,275,000              17,294,694
Riggs National Corp.                                      9.65     6/15/2009                         125,000                 139,813
Salomon Brothers Inc.                                     6.70    12/01/1998                       5,850,000               5,833,854
Salomon Brothers Inc.                                     6.82     7/26/1999                       8,625,000               8,544,443
Salomon Brothers Inc.                                     7.00     5/15/1999                       2,275,000               2,276,160
Salomon Brothers Inc.                                     7.13     8/01/1999                       1,950,000               1,952,399
Salomon Brothers Inc.                                     7.25     5/01/2001                       9,190,000               9,167,209
Salomon Brothers Inc.                                     7.75     5/15/2000                       6,515,000               6,634,811
Salomon Brothers Inc. (a)                                 5.77     4/05/1999                       4,300,000               4,240,875
Signet Bank                                               9.63     6/01/1999                       3,250,000               3,476,363
Smith Barney Holdings                                     6.63     6/01/2000                         300,000                 297,288
TIG Holdings Inc.                                         8.13     4/15/2005                          50,000                  50,826
United Companies Financial                                7.00     7/15/1998                       5,050,000               5,055,454
United Companies Financial                                9.35    11/01/1999                      11,175,000              11,793,089
USAT Holdings Inc. 144A                                   9.05     5/15/1998                      10,000,000               9,800,000
USF&G Corp.                                               7.00     5/15/1998                          50,000                  50,310
                                                                                                                 -------------------
                                                                                                                         279,537,404
                                                                                                                 -------------------


                                                                                                 Par                    Value
Security                                              Rate         Maturity                     Value                 (Note 1A)
----------------------------------------------     ---------     --------------          -------------------     -------------------

Health Care - 0.7%
----------------------------------------------
Healthsouth Rehabilitation                                9.%0     4/01/2001                      14,875,000    $         15,470,000
R P Scherer Corp.                                         6.75     2/01/2004                          50,000                  46,986
                                                                                                                 -------------------
                                                                                                                          15,516,986
                                                                                                                 -------------------
Real Estate - 2.2%
----------------------------------------------
Avalon Property REIT                                      7.38     9/15/2002                         175,000                 172,324
Duke Realty REIT Investments                              7.38     9/22/2005                         150,000                 144,716
Healthcare Properties REIT                                6.50     2/15/2006                       7,875,000               7,241,378
Merry Land Co. REIT                                       7.25    10/01/2002                         150,000                 149,234
Shopping Center Associates                                6.75     1/15/2004                      10,000,000               9,426,000
Spieker Properties                                        6.65    12/15/2000                         150,000                 145,460
Spieker Properties                                        6.90     1/15/2004                      10,000,000               9,456,000
Sun Communities                                           7.38     5/01/2001                       5,425,000               5,406,881
Taubman Realty Group                                      8.00     6/15/1999                       9,900,000               9,999,000
United Dominion Realty Trust                              8.50     9/15/2024                      10,000,000              10,591,200
Wellsford Residential Property                            7.75     8/15/2005                         300,000                 297,630
                                                                                                                 -------------------
                                                                                                                          53,029,823
                                                                                                                 -------------------
Services - 5.3%
----------------------------------------------
Enterprise Corp.                                          7.00     6/15/2000                       8,225,000               8,247,372
Erac Usa Finance                                          7.88     3/15/1998                      16,775,000              17,132,643
Hertz Corp.                                               6.70     6/15/2002                         100,000                  98,012
Hertz Corp.                                               7.00     4/15/2001                          35,000                  35,052
News America Holdings Corp.                               7.70    10/30/2025                      10,500,000               9,661,995
News America Holdings Corp.                               8.88     4/26/2023                       2,400,000               2,475,840
News America Holdings Corp.                               9.50     7/15/2024                       4,250,000               4,671,600
News America Holdings Corp.                              12.00    12/15/2001                          70,000                  75,932
Time Warner Inc.                                          6.85     1/15/2026                       6,000,000               5,747,220
Time Warner Inc.                                          9.13     1/15/2013                      32,880,000              34,339,214
Viacom Inc.                                               6.75     1/15/2003                       7,200,000               6,793,272
Viacom Inc.                                               7.63     1/15/2016                       5,525,000               4,986,313
Viacom Inc.                                               7.75     6/01/2005                      30,980,000              30,206,120
                                                                                                                 -------------------
                                                                                                                         124,470,585
                                                                                                                 -------------------
Technology - 0.2%
----------------------------------------------
Jones Intercable                                          9.63     3/15/2002                       4,000,000               4,074,000

Utilities - 0.4%
----------------------------------------------
System Energy Resources Corp.                             7.38    10/01/2000                         350,000                 338,125
System Energy Resources Corp.                            10.50     9/01/1996                       9,350,000               9,420,125
                                                                                                                 -------------------
                                                                                                                           9,758,250
                                                                                                                 -------------------
TOTAL Corporate                                                                                                          648,917,515
                                                                                                                 -------------------







                                                                                                 Par                    Value
Security                                              Rate         Maturity                     Value                 (Note 1A)
----------------------------------------------     ---------     --------------          --------------------    -------------------

Australia - 0.2%
----------------------------------------------
Government
----------------------------------------------
New South Wales Treasury                                  0.%0     9/03/2010     AUD               8,030,000    $          1,758,446
South Australia Government Finance                        0.00    12/21/2015     AUD               8,500,000               1,156,254
Treasury Corp. of Victoria                                0.00     8/31/2011     AUD               5,500,000               1,094,136
                                                                                                                 -------------------
                                                                                                                           4,008,836
                                                                                                                 -------------------
Canada - 0.2%
----------------------------------------------
Government
----------------------------------------------
Govt. of Canada                                           7.75     9/01/1999     CAD               1,200,000                 908,091
Govt. of Canada                                           8.50     3/01/2000     CAD               2,800,000               2,167,312
Govt. of Canada                                           8.50     4/01/2002     CAD               1,200,000                 934,037
                                                                                                                 -------------------
                                                                                                                           4,009,440
                                                                                                                 -------------------

Denmark - 0.8%
----------------------------------------------
Government
----------------------------------------------
Denmark Bullet                                            9.00    11/15/2000     DKK              23,075,000               4,352,662
Kingdom of Denmark                                        8.00    11/15/2001     DKK               9,700,000               1,764,657
Kingdom of Denmark                                        8.00     3/15/2006     DKK               9,900,000               1,753,513
Kingdom of Denmark                                        9.00    11/15/1998     DKK               5,200,000                 960,078
                                                                                                                 -------------------
                                                                                                                           8,830,910
                                                                                                                 -------------------
Other
----------------------------------------------
Denmark Nykredit                                          7.00    10/01/2026     DKK              45,392,000               6,757,913
Denmark Nykredit                                          8.00    10/01/2026     DKK              12,695,000               2,050,383
Denmark Realkredit                                        7.00    10/01/2026     DKK               3,135,000                 466,735
Denmark Realkredit                                        9.00    10/01/2006     DKK               9,090,000               1,671,326
                                                                                                                 -------------------
                                                                                                                          10,946,357
                                                                                                                 -------------------

TOTAL Denmark                                                                                                             19,777,267
                                                                                                                 -------------------

Finland - 0.2%
----------------------------------------------
Government
----------------------------------------------
Govt. of Finland                                          7.25     4/18/2006     FIM              10,000,000               2,132,096
Govt. of Finland                                         10.00     9/15/2001     FIM              14,000,000               3,514,140
                                                                                                                 -------------------
                                                                                                                           5,646,236
                                                                                                                 -------------------
France - 0.3%
----------------------------------------------
Government
----------------------------------------------
French Treasury Bill                                      7.00    11/12/1999     FRF              20,500,000               4,207,187
                                                                                                                 -------------------

Other
----------------------------------------------
Republic of Argentina                                     9.88     1/06/1998     FRF              15,300,000               3,089,409
                                                                                                                 -------------------

TOTAL France                                                                                                               7,296,596
                                                                                                                 -------------------






                                                                                                 Par                    Value
Security                                              Rate         Maturity                     Value                 (Note 1A)
----------------------------------------------     ---------     --------------          -------------------     -------------------

Germany - 0.5%
----------------------------------------------
Government
----------------------------------------------
Baden Wurttemberg                                         6.%0     1/25/2006     DEM               1,150,000    $            717,807
Baden Wurttemberg                                         6.20    11/22/2013     DEM               3,000,000               1,944,055
Federal Republic of Germany                               5.88     5/15/2000     DEM               2,255,000               1,514,135
Federal Republic of Germany                               6.88     5/12/2005     DEM               2,000,000               1,347,769
Federal Republic of Germany                               8.00     7/22/2002     DEM                 920,000                 666,094
Federal Republic of Germany                               8.38     5/21/2001     DEM               2,400,000               1,760,630
Federal Republic of Germany                               9.00    10/20/2000     DEM               4,450,000               3,311,220
                                                                                                                 -------------------
                                                                                                                          11,261,710
                                                                                                                 -------------------
Other
----------------------------------------------
Province of Buenos Aires                                 10.00    12/07/1998     DEM                 550,000                 378,937
Province of Buenos Aires                                 10.00     3/05/2001     DEM               2,000,000               1,333,990
                                                                                                                 -------------------
                                                                                                                           1,712,927
                                                                                                                 -------------------

TOTAL Germany                                                                                                             12,974,637
                                                                                                                 -------------------

Ireland - 0.2%
----------------------------------------------
Government
----------------------------------------------
Irish Gilts                                               6.25     4/01/1999     IEP                 640,000               1,016,717
Irish Gilts                                               6.50    10/18/2001     IEP               1,460,000               2,290,276
Irish Gilts                                               9.25     7/11/2003     IEP               1,265,000               2,239,619
                                                                                                                 -------------------
                                                                                                                           5,546,612
                                                                                                                 -------------------
Italy - 0.9%
----------------------------------------------
Government
----------------------------------------------
Govt. of Italy                                            8.50     1/01/1999     ITL           7,275,000,000               4,771,774
Govt. of Italy                                            9.00    11/01/2023     ITL           4,800,000,000               2,970,714
Govt. of Italy                                            9.50    12/01/1999     ITL           4,600,000,000               3,079,257
Govt. of Italy                                           10.50    11/01/2000     ITL           7,000,000,000               4,855,067
Govt. of Italy                                           10.50    11/01/2000     ITL           3,010,000,000               2,087,679
Govt. of Italy                                           12.50     3/01/2001     ITL           3,500,000,000               2,590,160
                                                                                                                 -------------------
                                                                                                                          20,354,651
                                                                                                                 -------------------
Other
----------------------------------------------
Bank Nederlandse                                         10.50     6/18/2003     ITL           1,300,000,000                 902,248
                                                                                                                 -------------------

TOTAL Italy                                                                                                               21,256,899
                                                                                                                 -------------------

Japan - 0.4%
----------------------------------------------
Other
----------------------------------------------
KFW International Finance                                 6.00    11/29/1999     JPY             301,000,000               3,103,316
Kingdom of Belgium                                        5.00    12/17/1999     JPY             600,000,000               6,018,054
                                                                                                                 -------------------
                                                                                                                           9,121,370
                                                                                                                 -------------------






                                                                                                 Par                    Value
Security                                              Rate         Maturity                     Value                 (Note 1A)
----------------------------------------------     ---------     --------------          -------------------     -------------------

New Zealand - 0.3%
----------------------------------------------
Government
----------------------------------------------
Government Property Services                              7.%5     3/15/1999     NZD               4,850,000    $          3,107,474
Govt. of New Zealand                                      8.00    11/15/2006     NZD               2,450,000               1,595,568
                                                                                                                 -------------------
                                                                                                                           4,703,042
                                                                                                                 -------------------
Other
----------------------------------------------
Fletcher Challenge                                       10.00     4/30/2005     NZD               1,500,000               1,000,491
Fletcher Challenge Cvt                                   11.25    12/15/2002     NZD               3,100,000               2,191,313
                                                                                                                 -------------------
                                                                                                                           3,191,804
                                                                                                                 -------------------

TOTAL New Zealand                                                                                                          7,894,846
                                                                                                                 -------------------

Norway - 0.2%
----------------------------------------------
Other
----------------------------------------------
Union Bank of Norway                                     12.75    10/26/2002     NOK              12,500,000               2,048,409
Uni-Storebrand As                                        11.15     1/15/2002     NOK               8,000,000               1,408,158
Vesta Forsikring                                          9.50     8/25/2000     NOK               2,000,000                 330,358
Vital Forsikring                                          7.85     9/22/2003     NOK               8,100,000               1,230,601
                                                                                                                 -------------------
                                                                                                                           5,017,526
                                                                                                                 -------------------
Spain - 0.5%
----------------------------------------------
Government
----------------------------------------------
Castilla Junta                                            8.30    11/29/2001     ESB              85,000,000                 669,532
Junta de Andalucia                                       11.10    12/02/2005     ESB             690,000,000               5,890,062
Kingdom of Spain                                         10.00     2/28/2005     ESB             150,820,000               1,260,164
Kingdom of Spain                                         10.30     6/15/2002     ESB             100,600,000                 852,708
Kingdom of Spain                                         11.30     1/15/2002     ESB             168,000,000               1,478,086
Kingdom of Spain                                         12.25     3/25/2000     ESB             310,000,000               2,745,300
                                                                                                                 -------------------
                                                                                                                          12,895,852
                                                                                                                 -------------------

Sweden - 0.9%
----------------------------------------------
Government
----------------------------------------------
Kingdom of Sweden                                         9.00     4/20/2009     SEK              40,700,000               6,406,755
Kingdom of Sweden                                        10.25     5/05/2003     SEK              12,000,000               2,030,436
Kingdom of Sweden                                        13.00     6/15/2001     SEK              40,000,000               7,375,875
Sweden Caisse #1036                                      10.25     5/05/2000     SEK              24,100,000               4,005,812
                                                                                                                  ------------------
                                                                                                                          19,818,878
                                                                                                                  ------------------
Other
----------------------------------------------
Fulmar Mortgage Sec #1                                    7.65    11/01/2000     SEK               4,509,600                 677,705
                                                                                                                  ------------------

TOTAL Sweden                                                                                                              20,496,583
                                                                                                                  ------------------








                                                                                                 Par                    Value
Security                                              Rate         Maturity                     Value                 (Note 1A)
----------------------------------------------     ---------     --------------          --------------------     ------------------

Thailand - 0.1%
----------------------------------------------
Government
----------------------------------------------
Thailand Investment Bills of Exchange                     0.%0    10/28/1996     THB              20,000,000    $            764,827
Thailand Investment Bills of Exchange                     0.00    10/29/1996     THB              30,000,000               1,146,957
Thailand Investment Bills of Exchange                     0.00    10/31/1996     THB              35,000,000               1,337,455
                                                                                                                  ------------------
                                                                                                                           3,249,239
                                                                                                                  ------------------
United Kingdom - 1.2%
----------------------------------------------
Government
----------------------------------------------
UK Gilt Treasury                                          6.00     8/10/1999     GBP                 612,000                 926,551
UK Gilt Treasury                                          7.00    11/06/2001     GBP               2,250,000               3,432,615
UK Gilt Treasury                                          7.50    12/07/2006     GBP                 840,000               1,266,850
UK Gilt Treasury                                          9.00     3/03/2000     GBP               1,000,000               1,645,832
UK Treasury                                               6.75    11/26/2004     GBP               2,850,000               4,139,353
UK Treasury                                               8.00    12/07/2000     GBP               1,850,000               2,956,002
                                                                                                                  ------------------
                                                                                                                          14,367,203
                                                                                                                  ------------------
Other
----------------------------------------------
Birmingham Midshares Soc                                  9.13     1/05/2006     GBP               1,000,000               1,563,478
Hanson Trust Plc                                         10.00     4/18/2006     GBP               2,350,000               3,941,538
Mepc Plc                                                 12.00     6/30/2006     GBP               1,280,000               2,423,165
Seeboard Plc                                              8.50    10/03/2005     GBP               2,000,000               3,065,462
Smithkline Beecham Corp.                                  8.13    11/25/1998     GBP               1,500,000               2,387,474
Woolwich Building Society                                11.63    12/18/2001     GBP                 600,000               1,070,518
                                                                                                                  ------------------
                                                                                                                          14,451,635
                                                                                                                  ------------------

TOTAL United Kingdom                                                                                                      28,818,838
                                                                                                                  ------------------

Yankee Bonds - 7.0%
----------------------------------------------
Banponce Corp.                                            6.75    12/15/2005                         175,000                 164,329
Brascan Ltd.                                              7.38    10/01/2002                       9,350,000               9,161,037
Cominco Ltd.                                              6.88     2/15/2006                      16,950,000              15,741,126
Doman Industries Limited                                  8.75     3/15/2004                      12,300,000              11,070,000
Domtar Inc.                                              12.00     4/15/2001                       9,500,000              11,067,500
Fletcher Challenge                                        7.75     6/20/2006                      11,150,000              11,306,992
Govt. of Argentina (a)                                    6.31     3/31/2005                       1,138,500                 893,723
Hanson America Inc.                                       2.39     3/01/2001                       1,700,000               1,445,000
Malette Inc.                                             12.25     7/15/2004                       7,050,000               7,402,500
Methanex Corp.                                            7.40     8/15/2002                       4,500,000               4,461,210
Methanex Corp.                                            7.75     8/15/2005                      23,560,000              23,153,826
Novacor Chemical                                          6.50     9/22/2000                         525,000                 512,190
Republic of Argentina                                     5.25     3/31/2023                      18,300,000              10,019,250
Rogers Cantel                                             9.38     6/01/2008                      14,850,000              14,404,500
Se Banken 144A Euro Step Up                               6.63     3/29/2049                      15,000,000              14,401,650
St Georges Bank 144A                                      7.15    10/15/2005                      19,200,000              18,569,472
Tembec Finance Corp.                                      9.88     9/30/2005                       9,325,000               8,672,250
                                                                                                                  ------------------
                                                                                                                         162,446,555
                                                                                                                  ------------------



                                                                                                 Par                    Value
Security                                              Rate         Maturity                     Value                 (Note 1A)
----------------------------------------------     ---------     --------------          --------------------     ------------------

U.S. Government Agency - 31.5%
----------------------------------------------

Other - 0.4%
----------------------------------------------
Federal Farm Credit Bank                                  6.%0     8/28/1998                         100,000    $            100,000
Federal Home Loan Bank                                    5.32     9/18/1996                       9,300,000               9,176,426
                                                                                                                  ------------------
                                                                                                                           9,276,426
                                                                                                                  ------------------
Pass Thru Securities - 31.1%
----------------------------------------------
CSFB 1995-A 144A                                          6.69    11/15/2005                      11,150,000              10,780,656
FDIC Remic Trust 1994-C1 2C                               8.45     9/25/2025                         250,000                 256,016
FHLMC                                                     6.50   3/01/2026 - 5/01/2026            36,464,457              34,151,153
FNMA                                                      6.50   12/01/2025 - 5/01/2026           81,441,533              76,173,081
FNMA                                                      7.00   12/01/1999 - 9/01/2025          256,740,642             247,791,311
GNMA                                                      7.00   4/15/2022 - 1/15/2025            97,609,557              94,031,682
GNMA                                                      7.50   12/15/2021 - 10/15/2025          82,854,640              81,984,053
GNMA                                                      9.00   4/15/2016 - 8/15/2026           105,311,400             111,092,966
GS Mtg Sec Corp. II Erisa 1996-Pl                         7.02     2/15/2027                       9,549,303               9,483,651
Lehman Brothers Commercial Conduit Mortgage Trust 1995-C2 7.05     9/25/2025                       1,930,000               1,788,869
Noranda Inc.                                              7.00     7/15/2005                       7,200,000               6,921,936
Resolution Trust Corp. 1994 C2 E                          8.00     4/25/2025                       5,507,717               5,294,293
Resolution Trust Corp. 1994-1 Cl M2                       7.75     9/25/2029                       3,764,761               3,677,700
Resolution Trust Corp. 1994-C1 D                          8.00     6/25/2026                       7,777,415               7,682,627
Resolution Trust Corp. 1994-C2 D AL 1                     8.00     4/25/2025                       4,804,624               4,762,584
Resolution Trust Corp. 1995 Cl E                          6.90     6/01/2025                      13,781,983              11,309,839
Resolution Trust Corp. 1995-2B1                           7.45     9/15/2025                       2,462,892               2,442,112
Resolution Trust Corp. P-T Ser 1992-M4 A1                 8.00     8/25/2023                       2,428,580               2,437,687
SKW Ltd. Partnership                                      9.30     4/15/2005                       7,942,000               7,949,446
Structured Asset Security Corp. 1994-C1 D                 6.87     8/25/2026                      10,000,000               9,309,375
Structured Asset Security Corp. 1996-Cfl C                6.53     2/25/2028                       6,700,000               6,369,188
                                                                                                                  ------------------
                                                                                                                         735,690,225
                                                                                                                  ------------------

TOTAL U.S. Government Agency                                                                                             744,966,651
                                                                                                                  ------------------

U.S. Treasury Obligations - 20.0%
----------------------------------------------

Treasury Bonds - 5.8%
----------------------------------------------
U.S. Treasury Bond                                        7.25     5/15/2016                      17,790,000              18,206,998
U.S. Treasury Bond                                        7.50    11/15/2016                       3,825,000               4,018,622
U.S. Treasury Bond                                        7.63     2/15/2025                      37,050,000              39,921,375
U.S. Treasury Bond                                        7.88     2/15/2021                      64,420,000              70,670,673
U.S. Treasury Bond                                        8.13     8/15/2019                       4,295,000               4,821,138
                                                                                                                  ------------------
                                                                                                                         137,638,806
                                                                                                                  ------------------







                                                                                                 Par                    Value
Security                                              Rate         Maturity                     Value                 (Note 1A)
----------------------------------------------     ---------     --------------          --------------------     ------------------

Treasury Notes - 14.2%
----------------------------------------------
U.S. Treasury Note                                        5.%3     1/31/1998                      31,775,000    $         31,581,490
U.S. Treasury Note                                        5.88     2/15/2004                      77,240,000              73,824,447
U.S. Treasury Note                                        6.25     4/30/2001                      41,400,000              40,998,938
U.S. Treasury Note                                        6.25     2/15/2003                      32,875,000              32,294,428
U.S. Treasury Note                                        6.38     1/15/2000                      14,795,000              14,792,633
U.S. Treasury Note                                        6.38     3/31/2001                       1,400,000               1,393,868
U.S. Treasury Note                                        6.88     3/31/2000                      43,425,000              44,055,965
U.S. Treasury Note                                        7.13     2/29/2000                      43,150,000              44,127,779
U.S. Treasury Note                                        6.13     7/31/2000                      10,180,000              10,067,104
U.S. Treasury Note (P/O)                                  0.00    11/15/2018                      92,769,000              18,958,273
U.S. Treasury Note (Strip)                                0.00    11/15/1999                       3,475,000               2,810,823
U.S. Treasury Note (Strip)                                0.00     8/15/2008                      43,970,000              19,127,390
U.S. Treasury Note (Strip)                                0.00     8/15/2015                       4,965,000               1,283,651
                                                                                                                  ------------------
                                                                                                                         335,316,789
                                                                                                                  ------------------

TOTAL U.S. Treasury Obligations                                                                                          472,955,595
                                                                                                                  ------------------

TOTAL BONDS and NOTES (Identified Cost $2,304,013,422)                                                                 2,328,326,962
                                                                                                                  ------------------

Preferred Stock - 1.9%                                                                         Shares
----------------------------------------------                                           --------------------
Australia & New Zealand Bank                                                                         358,000               9,442,250
Bank United of Texas                                                                                 148,380               3,839,333
Credit Lyon Capital 144A                                                                             244,250               5,465,094
First Nationwide Bank                                                                                  8,400                 919,800
Newscorp Overseas Ltd. Ser B                                                                         232,000               5,220,000
Public Service of New Hampshire                                                                       73,220               1,779,246
Riggs National Corp.                                                                                 100,000               2,825,000
Time Warner Inc. 10.25% Ser K *                                                                       16,365              15,792,225
                                                                                                                  ------------------
TOTAL Preferred Stock (Identified Cost $46,496,720)                                                                       45,282,948
                                                                                                                  ------------------









                                                                                              Principal
                                                                                              Amount of                 Value
Security                                                                                      Contracts               (Note 1A)
----------------------------------------------                                           --------------------     ------------------

Purchased Options - 0.1%
----------------------------------------------
Deliver/Receive, Excercise Price, Expiration
------------------------------------------------------------
AUD 10.00% Call, Str 106.163, 10/25/96                                                             6,850,000    $            111,744
AUD 10.00% Call, Str 107.541, 10/23/96                                                             4,750,000                  54,245
AUD 7.50% Call, Str 90.773, 10/25/96                                                                 700,000                  11,184
CHF Put/ESB Call, Str 103.000, 8/29/96                                                             4,800,000                  25,656
CHF Put/GBP Call, Str 1.9385, 8/7/96                                                               2,400,000                  25,690
CHF Put/ITL Call, Str 1230.00, 6/17/97                                                             4,800,000                  39,826
CHF Put/USD Call, Str 1.27, 9/6/96                                                                 6,650,000                  53,865
DEM 6.25% Call, Str 87.980, 11/07/96                                                              10,245,000                  93,916
DEM 6.25% Call, Str 99.00, 9/23/96                                                                 5,500,000                  10,775
DEM 6.50% Call, Str 100.550, 8/20/96                                                               5,500,000                  14,438
DEM 7.375% Call, Str 105.910, 9/16/96                                                              8,600,000                  28,776
DEM Put / USD Call, Str 1.530, 10/24/96                                                            4,150,000                  53,120
DEM Put / USD Call, Str 1.535, 10/25/96                                                            5,800,000                  69,020
DEM Put/ESB Call, Str 83.550, 7/9/96                                                               5,900,000                   1,935
DEM Put/USD Call, Str 1.550, 4/22/97                                                               3,700,000                  62,530
ESB 10.15% Call, Str 105.650, 11/14/96                                                           465,000,000                 107,415
ESB Put/JPY Call, Str 1.200, 5/22/97                                                             438,700,000                  89,934
ITL 9.00% Call, Str 92.48, 9/17/96                                                             4,800,000,000                 100,800
ITL 9.00% Call, Str 95.07, 9/25/96                                                             4,090,000,000                  49,080
JPY 2.90% Call, Str 97.854, 7/3/96                                                               440,000,000                     440
JPY 3.20% Call, Str 99.512, 7/1/96                                                               340,000,000                     680
JPY 4.20% Call, Str 106.983, 7/3/96                                                              440,000,000                     880
JPY Put/ ESB Call, Str 1.180, 5/26/97                                                            450,000,000                  71,100
JPY Put/AUD Call, Str 85.150, 12/30/96                                                           500,000,000                 105,500
JPY Put/AUD Call, Str 86.400, 5/28/97                                                            450,000,000                  76,950
JPY Put/ESB Call, Str 1.200, 10/30/96                                                            375,000,000                  75,750
JPY Put/ITL Call, Str 14.555, 12/12/96                                                           575,460,000                 161,704
JPY Put/NZD Call, Str 72.000, 5/28/97                                                            450,000,000                 113,850
SEK 9.00% Call, Str 102.41, 9/17/96                                                               40,800,000                 171,278
USD Put/CAD Call, Str 1.35, 9/10/96                                                                3,260,000                   9,128
UST Call 5.625% 2/06, Str 97.781, 7/16/96                                                            209,000                       0
UST Call 7.625% 2/25, Str 112.484, 7/25/96                                                           370,500                  40,523
UST Put 6.00% 02/26, Str 86.0625, 7/26/96                                                            212,000                  62,938
UST Put 6.00% 2/26, Str 86.03125, 7/26/96                                                            212,000                  62,938
                                                                                                                  ------------------
Total Purchased Options (Premiums Paid $2,686,410)                                                                         1,957,608
                                                                                                                  ------------------





                                                                                                 Par                    Value
Security                                                                                        Value                 (Note 1A)
----------------------------------------------                                           --------------------     ------------------

Short-Term Investments - 0.3%
----------------------------------------------

Repurchase Agreements - 0.3%
----------------------------------------------
Prudential-Bache Repurchase Agreement, dated 6/28/96,
4.77% due 7/1/96, to pay $6,682,731 (Collateralized by
FNMAs and FHMLCs with rates ranging from
6.50% to 8.00% and maturity dates ranging from 5/01/06
to 7/01/26 with an aggregate market value of $6,813,689.                                           6,680,076    $          6,680,076
                                                                                                                  ------------------

TOTAL Short-Term Investments (Identified Cost $6,680,076)                                                                  6,680,076
                                                                                                                  ------------------

TOTAL INVESTMENTS  (Identified Cost $2,359,876,628) - 98.8%                                                            2,336,964,646
                                                                                                                  ------------------
                                                                                              Principal
                                                                                              Amount of
                                                                                              Contracts
                                                                                         --------------------
Written Options - 0.0%
----------------------------------------------
Deliver/Receive, Excercise Price, Expiration
------------------------------------------------------------
AUD 10.00% Call, Str 110.163, 10/25/96                                                            (6,850,000)              (36,332)
AUD 10.00% Call, Str 111.541, 10/23/96                                                            (4,750,000)              (15,499)
AUD 10.00% Put, Str 102.163, 10/25/96                                                             (6,850,000)              (28,311)
AUD 10.00% Put, Str 103.541, 10/23/96                                                             (4,750,000)              (31,393)
AUD 7.50% Call, Str 94.773, 10/25/96                                                                (700,000)               (3,128)
AUD 7.50% Put, Str 86.773, 10/25/96                                                                 (700,000)               (1,588)
AUD Put/JPY Call, Str 74.000, 5/28/97                                                           (450,000,000)              (63,000)
CAD Put/USD Call, Str 1.38, 9/10/96                                                               (3,260,000)               (7,824)
CHF Put/USD Call, Str 1.33, 9/6/96                                                                (6,650,000)               (8,645)
DEM 6.25% Call, Str 92.130, 11/7/96                                                              (10,245,000)              (15,890)
DEM 6.25% Put, Str 83.830, 11/07/96                                                              (10,245,000)              (35,540)
DEM 6.25% Put, Str 95.640, 11/14/96                                                               (5,565,000)              (27,753)
DEM Put / USD Call, Str 1.600, 10/24/96                                                           (4,150,000)              (12,865)
DEM Put / USD Call, Str 1.605, 10/25/96                                                           (5,800,000)              (12,760)
ESB 10.15% Call, Str 108.650, 11/14/96                                                          (465,000,000)              (48,360)
ESB Put JPY Call, Str 1.350, 5/22/97                                                            (438,700,000)              (26,322)
ESB Put/ JPY Call, Str 1.340, 5/26/97                                                           (450,000,000)              (31,950)
ESB Put/CHF Call, Str 111.000, 8/29/96                                                            (4,800,000)               (1,915)
ESB Put/JPY Call, Str 1.400, 10/30/96                                                           (375,000,000)               (1,875)
ITL 9.00% Call, Str 95.68, 9/17/96                                                            (4,800,000,000)              (48,000)
ITL 9.00% Call, Str 97.57, 9/25/96                                                            (4,090,000,000)              (24,540)
ITL 9.00% Put, Str 90.36, 9/17/96                                                             (4,800,000,000)              (14,400)
ITL 9.00% Put, Str 92.57, 9/25/96                                                             (4,090,000,000)              (28,630)
ITL Put/CHF Call, Str 1350.00, 6/17/97                                                            (4,800,000)              (44,808)





                                                                                              Principal
                                                                                              Amount of                 Value
Security                                                                                      Contracts               (Note 1A)
----------------------------------------------                                           --------------------     ------------------

Written Options - 0.0% (Continued)
----------------------------------------------
Deliver/Receive, Excercise Price, Expiration
------------------------------------------------------------
NZD Put/JPY Call, Str 65.000, 5/28/97                                                           (450,000,000)   $          (85,950)
SEK 9.00% Call, Str 105.66, 9/17/96                                                              (40,800,000)              (68,136)
SEK 9.00% Put, Str 99.16, 9/17/96                                                                (40,800,000)              (24,562)
USD Put/CHF Call, Str 1.140, 10/24/96                                                             (4,150,000)               (7,470)
USD Put/CHF Call, Str 1.145, 10/25/96                                                             (5,800,000)              (12,180)
USD Put/CHF Call, Str 1.176, 7/10/96                                                              (5,000,000)               (2,000)
USD Put/DEM Call, Str 1.425, 4/22/97                                                              (3,700,000)              (51,430)
UST Call 7.625% 2/25, Str 112.484, 7/25/96                                                          (370,500)              (40,523)
UST Put 6.875% 5/06, Str 99.1875, 7/26/96                                                           (371,000)             (118,836)
UST Put 6.875% 5/06, Str 99.203125, 7/26/96                                                         (371,000)             (115,938)
                                                                                                                  ------------------
TOTAL Written Options (Premiums Received $2,625,506)                                                                     (1,098,353)
                                                                                                                 -------------------

Other Assets less Liabilities - 1.3%                                                                                      29,699,179
                                                                                                                 -------------------

Net Assets - 100.0%                                                                                             $      2,365,565,472
                                                                                                                 ===================


The following abbreviations are used in this portfolio:

AUD - Australian Dollar                                          GNMA - Government National Mortgage Association
DEM - Deutsche  Mark                                             IEP - Irish Punt
DKK - Danish Krane                                               ITL - Italian Lira
ESP - Spanish Peseta                                             JPY - Japanese Yen
FHLMC - Federal Home Loan Mortgage Corporation                   NOK - Norwegian Krone
FIM - Finnish Mark                                               NZD - New Zealand Dollar
FNMA - Federal National Mortgage Association                     SEK - Swedish Krona
FRF - French Franc                                               THB - Thai Baht
GBP - Great Britain Pound


                     Standish, Ayer & Wood Master Portfolio
                     Standish Fixed Income Portfolio Series

                       Statement of Assets and Liabilities
                                  June 30, 1996
                                   (Unaudited)



Assets:
    Investments, at value (Note 1A) (identified cost, $2,359,876,628)                                        $      2,336,964,646
    Foreign currency, at value (cost, $3,478,484)                                                                       3,491,704
    Receivable for investments sold                                                                                    44,940,461
    Interest and dividends receivable                                                                                  35,309,989
    Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                                       690,973
    Deferred organizational costs (Note 1F)                                                                                71,418
                                                                                                               -------------------
       Total assets                                                                                                 2,421,469,190

Liabilities:
    Payable for investments purchased                                                $      47,311,221
    Payable for delayed delivery transactions (Note 6)                                       6,732,294
    Payable for daily variation margin on open
       financial futures contracts (Note 5)                                                      2,606
    Written options outstanding, at value (premiums received, $2,625,506)                    1,098,353
    Accrued investment advisory fee (Note 2)                                                   506,947
    Accrued trustee fees                                                                        12,109
    Accrued expenses and other liabilities                                                     240,187
                                                                                       ----------------
       Total liabilities                                                                                               55,903,718
                                                                                                               -------------------

Net Assets                                                                                                   $      2,365,565,472
                                                                                                               ===================

Net Assets consist of
    Net proceeds from capital contributions and withdrawals                                                  $      2,386,329,250
    Unrealized appreciation (depreciation) of investments                                                             (20,763,778)
                                                                                                               -------------------
       Total net assets                                                                                      $      2,365,565,472
                                                                                                               ===================


                     Standish, Ayer & Wood Master Portfolio
                     Standish Fixed Income Portfolio Series

                             Statement of Operations
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)

Investment Income:
         Interest Income                                                                                          $      26,243,204
         Dividend income (net of withholding tax of $2,997)                                                               1,035,928
                                                                                                                    ----------------
             Total income                                                                                                27,279,132

     Expenses
         Investment advisory fee (Note 2)                                              $       1,129,267
         Trustees fees                                                                            12,109
         Custodian and accounting expenses                                                       129,480
         Amortization of organization expense (Note 1F)                                            2,261
         Legal and audit services                                                                 43,787
         Insurance expense                                                                        17,789
         Miscellaneous                                                                             3,067
                                                                                         ----------------
             Total expenses                                                                                               1,337,759
                                                                                                                    ----------------

                 Net investment income (loss)                                                                            25,941,373
                                                                                                                    ----------------

Realized and Unrealized Gain (Loss)
     Net realized gain(loss):
             Investment security transactions                                                 (9,180,083)
             Financial futures                                                                    47,795
             Written options                                                                   1,450,613
             Foreign currency and forward foreign
                 currency exchange contracts                                                    (369,316)
                                                                                         ----------------
     Net realized gain (loss)                                                                                            (8,050,991)

     Change in unrealized appreciation (depreciation):
             Investment securities                                                            34,012,759
             Financial futures                                                                    (9,849)
             Written options                                                                   1,053,756
             Foreign currency transactions and forward foreign
                 currency contracts                                                             (643,117)
                                                                                         ----------------
     Change in net unrealized appreciation (depreciation)                                                                34,413,549
                                                                                                                    ----------------

             Net realized and unrealized gain (loss)                                                                     26,362,558
                                                                                                                    ----------------

                 Net increase (decrease) in net assets from operations                                            $      52,303,931
                                                                                                                    ================


                     Standish, Ayer & Wood Master Portfolio
                     Standish Fixed Income Portfolio Series

                       Statement of Changes in Net Assets
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)

Increase (Decrease) in Net Assets

     From operations
         Net investment income (loss)                                                                       $         25,941,373
         Net realized gain (loss)                                                                                     (8,050,991)
         Change in net unrealized appreciation (depreciation)                                                         34,413,549

                                                                                                              -------------------
             Net increase (decrease) in net assets from operations                                                    52,303,931
                                                                                                              -------------------


     Capital transactions
         Assets contributed by Standish Fixed Income Fund at commencement
             (including unrealized depreciation of $55,177,327)                                                    2,294,116,138
         Contributions                                                                                                53,999,410
         Withdrawals                                                                                                 (34,854,007)
                                                                                                              -------------------
          Increase in net assets resulting from capital transactions                                               2,313,261,541
                                                                                                              -------------------

             Total increase (decrease) in net assets                                                               2,365,565,472

Net Assets
     At beginning of period                                                                                                  ---
                                                                                                              -------------------

     At end of period                                                                                       $      2,365,565,472
                                                                                                              ===================



                     Standish, Ayer & Wood Master Portfolio
                     Standish Fixed Income Portfolio Series

                               Supplementary Data
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)

Ratios (to average daily net assets):
     Expenses                                                                                               0.*7%
     Net investment income                                                                                  7.*3%


Portfolio Turnover                                                                                         19%

*    Annualized


                     Standish, Ayer & Wood Master Portfolio
                     Standish Fixed Income Portfolio Series

                          Notes to Financial Statements
                                   (Unaudited)

(1).....Significant Accounting Policies:

         Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A...Investment security valuations--
         Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B...Repurchase agreements--
         It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C...Securities transactions and income--
         Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     D...Income Taxes--
         The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio`s investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E...Foreign currency transactions--
         Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F...Deferred Organizational Expenses--
         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April 2001.

(2).....Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. The Portfolio pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Portfolio from the investment adviser. Certain of the trustees and officers of the Portfolio Trust are partners or officers of SA&W.

(3).....Purchases and Sales of Investments:

         Purchases   and  proceeds   from  sales  of   investments,   short-term
obligations, were as follows:

                                                      Purchases                 Sales
                                                  -------------------     -------------------

U.S. Government Securities                              $268,971,984            $332,349,034
                                                  ===================     ===================

Investments (non-U.S. government securities)            $203,455,236             $96,086,604
                                                  ===================     ===================


(4) ....Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1996, as computed on a federal income tax basis, were as follows:

Aggregate cost                                               $2,360,257,184
                                                       =====================

Gross unrealized depreciation                                  ($48,140,419)
Gross unrealized appreciation                                    24,847,701
                                                       ---------------------
       Net unrealized appreciation (depreciation)              ($23,292,718)
                                                       =====================




(5).....Financial Instruments

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks, and objectives of these instruments are set forth more fully in the Portfolio's Prospectus and Statement of Additional Information. The Portfolio trades the following financial instruments with off-balance sheet risk:

 .........Options--
         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio uses options to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to enhance returns. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option purchased by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the period May 3, 1996 through June 30, 1996 is as follows:


                                                       Written Call Option Transactions
----------------------------------------------------------------------------------------------------------------------------

                                                                                   Number
                                                                                   of Contracts               Premiums
                                                                                --------------------     -------------------

Outstanding, beginning of period                                                      9              $            1,178,065
       Options written                                                                9                           1,195,415
       Options exercised                                                              0                                   0
       Options expired                                                               (3)                           (925,094)
       Options closed                                                                (1)                            (27,250)
                                                                                --------------           -------------------

Outstanding, end of period                                                           14              $            1,421,136
                                                                                ==============           ===================

                                                       Written Call Option Transactions
----------------------------------------------------------------------------------------------------------------------------

                                                                                   Number
                                                                                   of Contracts               Premiums
                                                                                --------------------     -------------------

Outstanding, beginning of period                                                     11              $              768,494
       Options written                                                                6                             421,150
       Options exercised                                                              0                                   0
       Options expired                                                               (2)                           (109,000)
       Options closed                                                                (2)                           (292,016)
                                                                                --------------           -------------------

Outstanding, end of period                                                           13              $              788,628
                                                                                ==============           ===================

                                                       Written Cross Currency Option Transactions
----------------------------------------------------------------------------------------------------------------------------

                                                                                   Number
                                                                                   of Contracts               Premiums
                                                                                --------------------     -------------------

Outstanding, beginning of period                                                      5              $              297,199
       Options written                                                                5                             322,227
       Options exercised                                                              0                                   0
       Options expired                                                                0                                   0
       Options closed                                                                (3)                           (203,684)
                                                                                --------------           -------------------

Outstanding, end of period                                                            7             $               415,742
                                                                                ==============           ===================


 .........Forward currency exchange contracts--
         The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. At June 30, 1996, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

Forward Foreign Currency Contracts
--------------------------------------------------
                             Local                                       U.S. $                  U.S.                 U.S.
                           Principal              Contract               Market               Aggregate            Unrealized
Contracts to Receive           Amount               Value Date              Value               Face Amount           Gain/(Loss)
------------------------------------------    ------------------   -------------------   ---------------------   ----------------

German Deutsche Mark           30,265,151       8/16/96-11/7/96           $19,987,179             $20,034,568           ($47,389)
Danish Krone                   27,532,539          8/22/96                  4,698,372               4,852,233           (153,861)
Finnish Markka                 14,087,085       8/26/96-8/27/96             3,043,018               3,077,478            (34,460)
French Franc                   62,125,574       8/7/96-10/23/96            12,110,325              12,031,459             78,865
British Pound Sterling          5,538,210       7/3/96-7/5/96               8,590,870               8,539,921             50,949
Italian Lira                5,767,659,570          7/2/96                   3,757,123               3,750,289              6,834
Japanese Yen                1,728,893,565       8/14/96-8/23/96            15,885,078              16,446,978           (561,900)
Netherland Guilder              2,530,185          8/26/96                  1,486,895               1,545,246            (58,350)
Norwegian Krone                41,918,923       9/12/96-1/13/97             6,454,108               6,415,550             38,558
Swedish Krona                  42,394,056       7/23/96-8/19/96             6,375,765               6,386,001            (10,236)
European Currency Unit          4,347,427      8/9/96-9/12/96               5,418,681               5,413,538              5,143
                                                                   -------------------   ---------------------   ----------------
                                                                          $87,807,414             $88,493,259          ($685,846)
                                                                   ===================   =====================   ================

                             Local                                       U.S. $                  U.S.                 U.S.
                           Principal              Contract               Market               Aggregate            Unrealized
Contracts to Deliver          Amount               Value Date              Value               Face Amount           Gain/(Loss)
------------------------------------------    ------------------   -------------------   ---------------------   ----------------

Australian Dollars              2,726,024          8/6/96                  $2,138,413              $2,156,285            $17,872
Canadian Dollar                 4,874,973      8/9/96-9/25/96               3,578,246               3,578,880                634
German Deutsche Mark           49,758,750       7/25/96-11/8/96            32,869,411              33,352,348            482,937
Danish Krone                  143,851,867       8/16/96-11/6/96            24,571,281              25,276,406            705,125
Spanish Peseta              1,523,046,402       7/29/96-9/23/96            11,830,011              11,799,898            (30,113)
Finnish Markka                 41,001,552       8/26/96-11/18/96            8,880,679               8,887,297              6,618
French Franc                   99,509,735       8/7/96-10/23/96            19,404,829              19,680,517            275,688
British Pound Sterling         23,339,887      7/3/96-9/30/96              36,195,394              35,593,158           (602,237)
Irish Pound                     3,533,757      11/18/96-11/22/96            5,643,992               5,523,409           (120,583)
Italian Lira               36,634,593,649       7/2/96-1/2/97              23,765,512              23,288,782           (476,730)
Japanese Yen                2,803,675,966       8/13/96-9/13/96            25,770,243              27,086,282          1,316,039
Netherland Guilder              2,530,185          8/26/96                  1,486,895               1,570,373             83,478
Norwegian Krone                86,815,101      7/2/96-1/13/97              13,366,540              13,441,880             75,340
New Zealand Dollars             9,271,976       7/10/96-8/14/96             6,332,726               6,225,182           (107,544)
Swedish Krona                 177,835,039       7/23/96-12/17/96           26,744,599              26,289,895           (454,704)
Thai Baht                      80,500,000         10/22/96                  3,169,187               3,135,956            (33,231)
European Currency Unit          4,347,427      8/9/96-9/12/96               5,418,681               5,472,892             54,211
                                                                   -------------------   ---------------------   ----------------
                                                                         $251,166,642            $252,359,443         $1,192,801
                                                                   ===================   =====================   ================


Forward Foreign Cross Currency Contracts

                            U.S. $                                       U.S. $                                       U.S.
                            Market                                       Market                Contract            Unrealized
Contracts to Deliver         Value            In Exchange for            Value                Value Date           Gain/(Loss)
------------------------------------------    ----------------------------------------   ---------------------   ----------------

German Deutsche Mark           $1,839,427     Spanish Peseta               $1,882,073          7/18/96                   $42,646
German Deutsche Mark            7,034,129     Finnish Markka                7,230,733      7/25/96-8/30/96               196,604
Finnish Markka                  5,393,008     Deutsche Mark                 5,323,811      7/25/96-7/29/96               (69,197)
Finnish Markka                    783,214     Swedish Krona                   848,770           1/8/97                    65,556
French Franc                    4,045,932     Deutsche Mark                 4,037,801           8/7/96                    (8,131)
Netherlands Guilder             3,582,076     Danish Krone                  3,601,558          9/25/96                    19,482
Netherlands Guilder             3,360,851     Norwegian Krone               3,366,282          9/25/96                     5,431
Swedish Krona                     851,587     Finnish Markka                  783,214           1/8/97                   (68,373)
                          ----------------                         -------------------                           ----------------
                              $26,890,223                                 $27,074,241                                   $184,018
                          ================                         ===================                           ================



 .........Futures contracts--
         The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. The Portfolio enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in security prices and foreign currencies. At June 30, 1996, the Portfolio held the following futures contracts:

                                                                    Expiration          Underlying Face      Unrealized
                Contract                        Position               Date             Amount at Value      Gain/(Loss)
-----------------------------------------  -------------------   ------------------   -------------------------------------

Australian 10 year bond (18 contracts)           Short               09/17/96             $1,707,333           $3,870
                                                                                      ===================  ================



 .........Interest rate swap contracts--
         Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. The Portfolio expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. At June 30, 1996, there were no open interest rate swap contracts.

(6).....Delayed Delivery Transactions:

         The Portfolio may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment. At June 30, 1996, the Portfolio had entered into the following delayed delivery transactions:


            Type                               Security                      Settlement Date                 Amount
-----------------------------     ------------------------------------  --------------------------   -----------------------

            Buy                                  GNMA                           08/21/96                   $6,732,294
                                                                                                     =======================

                     Standish, Ayer & Wood Master Portfolio
                  Standish Global Fixed Income Portfolio Series

                              Financial Statements
                     For the Six Months Ended June 30, 1996
                                   (Unaudited)

                     Standish, Ayer & Wood Master Portfolio
                  Standish Global Fixed Income Portfolio Series

                            Portfolio of Investments
                                   (Unaudited)
Security                                               Rate          Maturity          Value +                (Note 1A)
----------------------------------------------     -----------    -----------------------------------    --------------------

BONDS and NOTES - 90.1%

Asset Backed - 1.2%
----------------------------------------------
Citibank Credit Card Master Trust                           0.%0     2/07/2003               150,000    $            109,969
Greentree Securities Trust 1994-A                           6.90     2/15/2004               713,774                 706,859
The Money Store Home Equity 1995-C A3                       6.55     9/15/2021               500,000                 484,375
The Money Store Home Equity 1996-B A5                       7.18     2/15/2015               525,000                 527,297
                                                                                                          -------------------
                                                                                                                   1,828,500
                                                                                                          -------------------
Collateralized Mortgage Obligations - 0.3%
--------------------------------------------------------------
UCFC Home Equity Loan Trust                                 6.50     4/15/2016               500,000                 490,000
                                                                                                          -------------------

Corporate - 14.3%
----------------------------------------------

Basic Industry - 1.0%
----------------------------------------------
AK Steel Holding Corp.                                     10.75     4/01/2004               500,000                 538,750
Koppers Industries Inc.                                     8.50     2/01/2004               500,000                 470,280
Owens-Illinois Inc.                                        11.00    12/01/2003               500,000                 537,500
                                                                                                          -------------------
                                                                                                                   1,546,530
                                                                                                          -------------------
Consumer Cyclical - 1.0%
----------------------------------------------
Exide Corp.                                                10.00     4/15/2005               500,000                 488,125
General Motors Acceptance Corp.                             6.70     4/30/2001             1,000,000                 990,320
                                                                                                          -------------------
                                                                                                                   1,478,445
                                                                                                          -------------------
Consumer Stable - 0.4%
----------------------------------------------
Stop & Shop Companies                                       9.75     2/01/2002               500,000                 547,500
                                                                                                          -------------------

Energy - 0.7%
----------------------------------------------
Clark Oil                                                  10.50    12/01/2001             1,000,000               1,035,000
                                                                                                          -------------------

Financial - 6.5%
----------------------------------------------
Advanta Corp.                                               7.00     5/01/2001               450,000                 445,698
Anchor Bancorp                                              8.94     7/09/2003             1,000,000                 998,800
Capital One Bank Co.                                        5.95     2/15/2001               500,000                 473,350
Enterprise Corp.                                            7.00     6/15/2000               500,000                 501,360
First Nationwide                                           12.25     5/15/2001               500,000                 546,695
Goldman Sachs Inc. Group L P 144A                           6.20     2/15/2001             1,000,000                 969,940
Liberty Mutual Insurance Co. Inc. 144A                      8.50     5/15/2025             1,000,000               1,033,000
Merrill Lynch & Co                                          6.00     3/01/2001               500,000                 476,370
Morgan Stanley Group Inc.                                   6.70     5/01/2001               900,000                 892,035
Reliance Group Holdings Corp.                               9.00    11/15/2000             1,500,000               1,501,704
Salomon Brothers Inc.                                       7.25     5/01/2001               500,000                 498,760
Summit Bancorp                                              8.63    12/10/2002               538,000                 577,150
United Companies Financial                                  9.35    11/01/1999             1,000,000               1,055,310
                                                                                                          -------------------
                                                                                                                   9,970,172
                                                                                                          -------------------
Health Care - 0.3%
----------------------------------------------
Healthsouth Rehabilitation                                  9.50     4/01/2001               500,000                 520,000
                                                                                                          -------------------



                                                                                         Par                    Value
Security                                               Rate          Maturity          Value +                (Note 1A)
----------------------------------------------     -----------     ----------------------------------     -------------------

Real Estate - 2.0%
----------------------------------------------
Corporate Property 144A                                     7.%8     3/15/2016               500,000    $            488,535
Equity Residential Property Operating LP 144A               8.50     5/15/1999               500,000                 516,575
Taubman Realty Group                                        8.00     6/15/1999             1,000,000               1,010,000
Wellsford REIT                                              9.38     2/01/2002             1,000,000               1,082,500
                                                                                                          -------------------
                                                                                                                   3,097,610
                                                                                                          -------------------
Services - 1.8%
----------------------------------------------
Comcast Corp.                                              10.63     7/15/2012               500,000                 522,500
News America Holdings Corp.                                 7.70    10/30/2025               500,000                 460,095
Time Warner Inc.                                            9.13     1/15/2013               250,000                 261,095
Time Warner Inc.                                            9.15     2/01/2023               150,000                 153,750
Time Warner Inc.                                            9.63     5/01/2002               500,000                 551,025
Viacom Inc.                                                 7.63     1/15/2016               225,000                 203,063
Viacom Inc.                                                 7.75     6/01/2005               575,000                 560,637
                                                                                                          -------------------
                                                                                                                   2,712,165
                                                                                                          -------------------
Technology - 0.3%
----------------------------------------------
Jones Intercable                                            9.63     3/15/2002               500,000                 509,250
                                                                                                          -------------------

Utilities - 0.3%
----------------------------------------------
System Energy Resources Corp.                               7.38    10/01/2000               500,000                 483,035
                                                                                                          -------------------

TOTAL Corporate                                                                                                   21,899,707
                                                                                                          -------------------

Australia - 1.9%
----------------------------------------------
Government
----------------------------------------------
Govt. of Australia                                         10.00    10/15/2007               400,000                 339,021
New South Wales Treasury                                    0.00     9/03/2010               600,000                 131,391
South Australia Government Finance                          0.00    12/21/2015             2,500,000                 340,075
State Electric Commission of Victoria                       0.00     1/11/2011             1,500,000                 316,093
Treasury Corp. of Victoria                                  0.00     8/31/2011             2,000,000                 397,868
                                                                                                          -------------------
                                                                                                                   1,524,448
                                                                                                          -------------------
Other
----------------------------------------------
News America Holdings                                       8.63     2/07/2014             2,000,000               1,316,266
                                                                                                          -------------------

TOTAL Australia                                                                                                    2,840,714
                                                                                                          -------------------

Canada - 1.7%
----------------------------------------------
Government
----------------------------------------------
Govt. of Canada                                             7.75     9/01/1999               800,000                 605,394
Govt. of Canada                                             8.50     3/01/2000             1,700,000               1,315,868
Govt. of Canada                                             8.50     4/01/2002               800,000                 622,691
                                                                                                          -------------------
                                                                                                                   2,543,953
                                                                                                          -------------------



                                                                                         Par                    Value
Security                                               Rate          Maturity          Value +                (Note 1A)
----------------------------------------------     -----------     ----------------------------------     -------------------

Denmark - 7.6%
----------------------------------------------
Government
----------------------------------------------
Kingdom of Denmark                                          9.%0    11/15/2000            10,600,000    $          1,999,489
Kingdom of Denmark                                          8.00    11/15/2001             5,400,000                 982,386
Kingdom of Denmark                                          8.00     3/15/2006             5,500,000                 974,174
Kingdom of Denmark                                          9.00    11/15/1998             5,200,000                 960,078
                                                                                                          -------------------
                                                                                                                   4,916,127
                                                                                                          -------------------
Other
----------------------------------------------
Denmark Nykredit                                            7.00    10/01/2026            25,695,000               3,825,444
Denmark Nykredit                                            8.00    10/01/2026             9,374,000               1,514,005
Denmark Realkredit                                          7.00    10/01/2026             2,507,000                 373,240
Denmark Realkredit                                          9.00    10/01/2006             4,900,000                 900,935
Denmark Nykredit                                           11.00    10/01/2017                15,000                   2,803
                                                                                                                   6,616,427
                                                                                                          -------------------

TOTAL Denmark                                                                                                     11,532,554
                                                                                                          -------------------

Europe - 0.9%
----------------------------------------------
Other
----------------------------------------------
Govt. of Italy (Strip)                                      0.00     3/07/1999             1,017,500               1,065,920
Govt. of Italy (Strip)                                      0.00     3/07/2005               351,500                 225,978
Govt. of Italy (Strip)                                      0.00     3/07/2010               222,000                  87,353
                                                                                                          -------------------
                                                                                                                   1,379,251
                                                                                                          -------------------
Finland - 3.1%
----------------------------------------------
Government
----------------------------------------------
Govt. of Finland                                            7.25     4/18/2006            14,000,000               2,984,934
Govt. of Finland                                           10.00     9/15/2001             7,000,000               1,757,070
                                                                                                          -------------------
                                                                                                                   4,742,004
                                                                                                          -------------------
France - 1.9%
----------------------------------------------
Government
----------------------------------------------
French Treasury Bill                                        7.00    11/12/1999             7,400,000               1,518,692
                                                                                                          -------------------
Other
----------------------------------------------
Republic of Argentina                                       9.88     1/06/1998             6,700,000               1,352,878
                                                                                                          -------------------

TOTAL France                                                                                                       2,871,570
                                                                                                          -------------------




                                                                                         Par                    Value
Security                                               Rate          Maturity          Value +                (Note 1A)
----------------------------------------------     -----------     ----------------------------------     -------------------

Germany - 4.1%
----------------------------------------------
Government
----------------------------------------------
Baden Wurttemberg                                           6.%0     1/25/2006             1,000,000    $            624,180
Baden Wurttemberg                                           6.20    11/22/2013             2,000,000               1,296,037
Federal Republic of Germany                                 8.38     5/21/2001             2,000,000               1,467,192
Federal Republic of Germany                                 9.00    10/20/2000             1,630,000               1,212,874
                                                                                                          -------------------
                                                                                                                   4,600,283
                                                                                                          -------------------
Other
----------------------------------------------
Province of Buenos Aires                                   10.00    12/07/1998               400,000                 275,591
Province of Buenos Aires                                   10.00     3/05/2001             2,000,000               1,333,990
                                                                                                          -------------------
                                                                                                                   1,609,581
                                                                                                          -------------------

TOTAL Germany                                                                                                      6,209,864
                                                                                                          -------------------

Ireland - 2.9%
----------------------------------------------
Government
----------------------------------------------
Irish Gilts                                                 6.25     4/01/1999               640,000               1,016,717
Irish Gilts                                                 6.50    10/18/2001               860,000               1,349,067
Irish Gilts                                                 8.00    10/18/2000               640,000               1,062,653
Irish Gilts                                                 9.25     7/11/2003               608,000               1,076,434
                                                                                                          -------------------
                                                                                                                   4,504,871
                                                                                                          -------------------
Italy - 8.0%
----------------------------------------------
Government
----------------------------------------------
Govt. of Italy                                              8.50     8/01/2004           600,000,000                 378,377
Govt. of Italy                                              9.00    11/01/2023         4,400,000,000               2,723,154
Govt. of Italy                                              9.50    12/01/1999         3,800,000,000               2,543,734
Govt. of Italy                                             10.50    11/01/2000         4,300,000,000               2,982,398
Govt. of Italy                                             12.50     3/01/2001         1,300,000,000                 962,059
Italy Cvt                                                   6.50     6/28/2001         1,700,000,000               1,127,240
                                                                                                          -------------------
                                                                                                                  10,716,962
                                                                                                          -------------------
Other
----------------------------------------------
Abbey National Treasury                                    10.00     8/24/2000         1,450,000,000                 944,933
Bank Nederlandse                                           10.50     6/18/2003           800,000,000                 555,230
                                                                                                          -------------------
                                                                                                                   1,500,163
                                                                                                          -------------------

TOTAL Italy                                                                                                       12,217,125
                                                                                                          -------------------

Japan - 3.8%
----------------------------------------------
Other
----------------------------------------------
Glaxo Holdings                                              4.30     9/28/1998            50,000,000                 474,150
International Bank Reconstruction & Development             6.75     3/15/2000           169,000,000               1,797,407
KFW International Finance                                   6.00    11/29/1999           133,000,000               1,371,233
Kingdom of Belgium                                          5.00    12/17/1999           210,000,000               2,106,319
                                                                                                          -------------------
                                                                                                                   5,749,109
                                                                                                          -------------------



                                                                                         Par                    Value
Security                                               Rate          Maturity          Value +                (Note 1A)
----------------------------------------------     -----------     ----------------------------------     -------------------

New Zealand - 4.0%
----------------------------------------------
Government
----------------------------------------------
Government Property Services                                7.%5     3/15/1999             2,000,000    $          1,281,433
Govt. of New Zealand                                        8.00     7/15/1998             2,200,000               1,473,489
Govt. of New Zealand                                        8.00    11/15/2006             1,500,000                 976,879
                                                                                                          -------------------
                                                                                                                   3,731,801
                                                                                                          -------------------
Other
----------------------------------------------
Fletcher Challenge                                         10.00     4/30/2005             1,000,000                 666,994
Fletcher Challenge                                         14.50     9/30/2000               500,000                 386,208
Fletcher Challenge Cvt                                     11.25    12/15/2002             1,900,000               1,343,063
                                                                                                          -------------------
                                                                                                                   2,396,265
                                                                                                          -------------------

TOTAL New Zealand                                                                                                  6,128,066
                                                                                                          -------------------

Norway - 1.8%
----------------------------------------------
Other
----------------------------------------------
Uni-Storebrand As                                          11.15     1/15/2002            11,750,000               1,303,622
Vesta Forsikring                                            9.50     8/25/2000             3,000,000                 495,536
Vital Forsikring                                            7.85     9/22/2003             6,000,000                 911,556
                                                                                                          -------------------
                                                                                                                   2,710,714
                                                                                                          -------------------
Spain - 3.8%
----------------------------------------------
Government
----------------------------------------------
Castilla Junta                                              8.30    11/29/2001            28,000,000                 220,552
Junta de Andalucia                                         11.10    12/02/2005           248,000,000               2,117,008
Kingdom of Spain                                           10.00     2/28/2005           164,100,000               1,371,124
Kingdom of Spain                                           10.30     6/15/2002            84,000,000                 712,003
Kingdom of Spain                                           11.30     1/15/2002           156,000,000               1,372,508
                                                                                                          -------------------
                                                                                                                   5,793,195
                                                                                                          -------------------
Sweden - 6.0%
----------------------------------------------
Government
----------------------------------------------
Kingdom of Sweden                                           9.00     4/20/2009            15,400,000               2,424,177
Kingdom of Sweden                                          10.25     5/05/2003             3,600,000                 609,131
Kingdom of Sweden                                          13.00     6/15/2001            22,400,000               4,130,490
                                                                                                          -------------------
                                                                                                                   7,163,798
                                                                                                          -------------------
Other
----------------------------------------------
Fulmar Mortgage Sec #1                                      7.65    11/01/2000             2,818,500                 423,566
Sweden Caisse #1036                                        10.25     5/05/2000             9,700,000               1,612,298
                                                                                                          -------------------
                                                                                                                   2,035,864
                                                                                                          -------------------

TOTAL Sweden                                                                                                       9,199,662
                                                                                                          -------------------



                                                                                         Par                    Value
Security                                               Rate          Maturity          Value +                (Note 1A)
----------------------------------------------     -----------     ----------------------------------     -------------------


Thailand - 1.0%
----------------------------------------------
Government
----------------------------------------------
Thailand Investment Bills of Exchange                       0.%0    10/28/1996            20,000,000    $            764,827
Thailand Investment Bills of Exchange                       0.00    10/29/1996            20,000,000                 764,638
                                                                                                          -------------------
                                                                                                                   1,529,465
                                                                                                          -------------------
United Kingdom - 10.2%
----------------------------------------------
Government
----------------------------------------------
UK Treasury                                                 7.00    11/06/2001             1,565,000               2,387,574
UK Treasury                                                 7.50    12/07/2006               100,000                 150,815
UK Treasury                                                 9.00     3/03/2000               296,000                 487,166
UK Treasury                                                 6.75    11/26/2004             1,000,000               1,452,405
UK Treasury                                                 8.00    12/07/2000             1,850,000               2,956,002
                                                                                                          -------------------
                                                                                                                   7,433,962
                                                                                                          -------------------
Other
----------------------------------------------
Birmingham Midshares Soc                                    9.13     1/05/2006               750,000               1,172,608
Hanson Trust Plc                                           10.00     4/18/2006             1,650,000               2,767,463
Inco Ltd.                                                  15.75     7/15/2006               200,000                 441,630
Mepc Plc                                                   12.00     6/30/2006               750,000               1,419,823
Royal Bank of Scotland                                      9.63     6/22/2015               350,000                 548,385
Seeboard Plc                                                8.50    10/03/2005               800,000               1,226,185
Woolwich Building Society                                  11.63    12/18/2001               400,000                 713,679
                                                                                                          -------------------
                                                                                                                   8,289,773
                                                                                                          -------------------

TOTAL United Kingdom                                                                                              15,723,735
                                                                                                          -------------------

Yankee Bonds - 3.3%
----------------------------------------------
Brascan Ltd.                                                7.38    10/01/2002               500,000                 489,895
Cominco Ltd.                                                6.88     2/15/2006               525,000                 487,557
Domtar Inc.                                                11.75     3/15/1999             1,000,000               1,097,500
Govt. of Argentina (a)                                      6.31     3/31/2005               940,500                 738,293
Methanex Corp.                                              7.40     8/15/2002               250,000                 247,845
Methanex Corp.                                              7.75     8/15/2005               450,000                 442,242
Republic of Argentina                                       5.25     3/31/2023               250,000                 136,875
Se Banken 144A Euro Step Up                                 6.63     3/29/2049               500,000                 480,055
Tembec Finance Corp.                                        9.88     9/30/2005             1,000,000                 930,000
                                                                                                          -------------------
TOTAL Yankee Bonds                                                                                                 5,050,262
                                                                                                          -------------------




                                                                                         Par                    Value
Security                                               Rate          Maturity          Value +                (Note 1A)
----------------------------------------------     -----------     ----------------------------------     -------------------

U.S. Government Agency - 3.0%
----------------------------------------------

Pass Thru Securities - 3.0%
----------------------------------------------
FHLMC                                                       6.%0   3/01/2026 - 3/01/2026          427,80$            400,662
FHLMC                                                       7.00     3/01/2026             2,015,093               1,940,152
FNMA                                                        7.00   12/01/1999 - 9/01/2025       1,636,137          1,588,840
GNMA                                                        9.00   6/15/2016 - 2/25/2027          224,532            237,449
Resolution Trust Corp. 1995 C1 Cl C                         6.90     2/25/2027               500,000                 466,250
                                                                                                          -------------------
                                                                                                                   4,633,353
                                                                                                          -------------------

TOTAL U.S. Government Agency                                                                                       4,633,353
                                                                                                          -------------------

U.S. Treasury Obligations - 5.3%
----------------------------------------------

U.S. Treasury Bond                                          7.88     2/15/2021               425,000                 466,238
U.S. Treasury Note                                          6.25     4/30/2001               750,000                 742,734
U.S. Treasury Note                                          5.63    11/30/2000             2,150,000               2,082,469
U.S. Treasury Note                                          5.63     1/31/1998             1,000,000                 993,910
U.S. Treasury Note                                          5.88     2/15/2004             1,725,000               1,648,721
U.S. Treasury Note                                          6.25     2/15/2003             2,200,000               2,161,148
U.S. Treasury Note                                          7.13     2/29/2000                50,000                  51,133
                                                                                                          -------------------
TOTAL U.S. Treasury Obligations                                                                                    8,146,353
                                                                                                          -------------------

Total Bonds and Notes (Identified Cost $136,872,191)                                                             137,724,027
                                                                                                          -------------------

Preferred Stock - 0.7%
----------------------------------------------
Newscorp Overseas Ltd. Ser B                                                                  20,000                 450,000
Texaco Capital Llc                                                                            14,000                 299,250
Time Warner Inc. 10.25% Ser K                                                                    200                 193,000
Wellsford Residential Property                                                                 3,000                  74,250
                                                                                                          -------------------
TOTAL Preferred Stock (Identified Cost $1,110,000)                                                                 1,016,500
                                                                                                          -------------------
                                                                                      Principal


                                                                                      Amount of                 Value
Security                                                                              Contracts               (Note 1A)
----------------------------------------------                                   --------------------     -------------------

Purchased Options - 0.8%
----------------------------------------------
Deliver/Receive, Excercise Price, Expiration
--------------------------------------------------------------
AUD 10.00% Call, Str 106.163, 10/25/96                                                     1,000,000    $             16,313
AUD 10.00% Call, Str 107.541, 10/23/96                                                     3,800,000                  43,396
AUD 7.50% Call, Str 90.773, 10/25/96                                                         750,000                  11,983
CHF Put/ESB Call, Str 103.000, 8/29/96                                                     3,700,000                  19,777
CHF Put/GBP Call, Str 1.9385, 8/7/96                                                       1,700,000                  18,197
CHF Put/ITL Call, Str 1230.00, 6/17/97                                                     3,700,000                  30,699
CHF Put/USD Call, Str 1.27, 9/6/96                                                         4,790,000                  38,799
DEM 6.25% Call, Str 87.980, 11/07/96                                                       3,890,000                  35,660
DEM 6.25% Call, Str 99.00, 9/23/96                                                         4,250,000                   8,326
DEM 6.50% Call, Str 100.550, 8/20/96                                                       4,250,000                  11,156
DEM 7.375% Call, Str 105.910, 9/16/96                                                      5,400,000                  18,068
DEM Put / USD Call, Str 1.530, 10/24/96                                                    3,250,000                  41,600
DEM Put / USD Call, Str 1.535, 10/25/96                                                    4,600,000                  54,740
DEM Put/ESB Call, Str 83.550, 7/9/96                                                       4,500,000                   1,476
DEM Put/USD Call, Str 1.550, 4/22/97                                                       3,000,000                  50,700
ESB 10.15% Call, Str 105.650, 11/14/96                                                   385,000,000                  88,935
ESB Put/JPY Call, Str 1.200, 5/22/97                                                     363,800,000                  74,579
ITL 9.00% Call, Str 92.48, 9/17/96                                                     4,400,000,000                  92,400
ITL 9.00% Call, Str 95.07, 9/25/96                                                     3,750,000,000                  45,000
JPY 2.90% Call, Str 97.854, 7/3/96                                                       330,000,000                     330
JPY 3.20% Call, Str 99.512, 7/1/96                                                       300,000,000                     600
JPY 4.20% Call, Str 106.983, 7/3/96                                                      330,000,000                     660
JPY Put/ ESB Call, Str 1.180, 5/26/97                                                    365,000,000                  57,670
JPY Put/AUD Call, Str 85.150, 12/30/96                                                   350,000,000                  73,850
JPY Put/AUD Call, Str 86.400, 5/28/97                                                    365,000,000                  62,415
JPY Put/ESB Call, Str 1.200, 10/30/96                                                    270,000,000                  54,540
JPY Put/ITL Call, Str 14.555, 12/12/96                                                   336,936,000                  94,679
JPY Put/NZD Call, Str 72.000, 5/28/97                                                    365,000,000                  92,345
SEK 9% Call, Str 102.41, 9/17/96                                                          15,400,000                  64,649
USD Put/CAD Call, Str 1.35, 9/10/96                                                        2,700,000                   7,560
                                                                                                          -------------------
Total Purchased Options (Premiums Paid $1,271,125)                                                                 1,211,102
                                                                                                          -------------------

Short-Term Investments - 6.6%
----------------------------------------------

Repurchase Agreements - 3.3%
----------------------------------------------
Prudential-Bache Repurchase Agreement, dated 6/28/96,
4.77% due 7/1/96, to pay $5,050,354 (Collateralized by
FNMA's with rates ranging from 7.075% to 7.445% and
and maturity dates ranging from 5/01/14 to 4/01/24
with an aggregate market value of $5,149,324.                                              5,048,347               5,048,347
                                                                                                          -------------------




                                                                                         Par                    Value
Security                                               Rate          Maturity          Value +                (Note 1A)
----------------------------------------------     -----------     ----------------------------------     -------------------

U.S. Government Agency - 3.3%
----------------------------------------------
Federal Home Loan Bank                                      5.%2     9/18/1996             5,100,000    $          5,032,234
                                                                                                          -------------------

TOTAL Short-Term Investments (Identified Cost $10,080,581)                                                        10,080,581
                                                                                                          -------------------

TOTAL INVESTMENTS  (Identified Cost $149,333,897) - 98.2%                                                        150,032,210
                                                                                                          -------------------
                                                                                      Principal
Written Options - 0.4%                                                                Amount of
----------------------------------------------
Deliver/Receive, Excercise Price, Expiration                                          Contracts
--------------------------------------------------------------                   --------------------
AUD 10.00% Call, Str 110.163, 10/25/96                                                    (1,000,000)                 (5,304)
AUD 10.00% Call, Str 111.541, 10/23/96                                                    (3,800,000)                (12,399)
AUD 10.00% Put, Str 102.163, 10/25/96                                                     (1,000,000)                 (4,133)
AUD 10.00% Put, Str 103.541, 10/23/96                                                     (3,800,000)                (25,114)
AUD 7.50% Call, Str 94.773, 10/25/96                                                        (750,000)                 (3,352)
AUD 7.50% Put, Str 86.773, 10/25/96                                                         (750,000)                 (1,702)
AUD Put/JPY Call, Str 74.000, 5/28/97                                                   (365,000,000)                (51,100)
CAD Put/USD Call, Str 1.38, 9/10/96                                                       (2,700,000)                 (6,480)
CHF Put/USD Call, Str 1.33, 9/6/96                                                        (4,790,000)                 (6,227)
DEM 6.25% Call, Str 92.130, 11/7/96                                                       (3,890,000)                 (6,033)
DEM 6.25% Put, Str 83.830, 11/07/96                                                       (3,890,000)                (13,494)
DEM 6.25% Put, Str 95.640, 11/14/96                                                       (4,590,000)                (22,890)
DEM Put / USD Call, Str 1.600, 10/24/96                                                   (3,250,000)                (10,075)
DEM Put / USD Call, Str 1.605, 10/25/96                                                   (4,600,000)                (10,120)
ESB 10.15% Call, Str 108.650, 11/14/96                                                  (385,000,000)                (40,040)
ESB Put JPY Call, Str 1.350, 5/22/97                                                    (363,800,000)                (21,828)
ESB Put/ JPY Call, Str 1.340, 5/26/97                                                   (365,000,000)                (25,915)
ESB Put/CHF Call, Str 111.000, 8/29/96                                                    (3,700,000)                 (1,476)
ESB Put/JPY Call, Str 1.400, 10/30/96                                                   (270,000,000)                 (1,350)
ITL 9.00% Call, Str 95.68, 9/17/96                                                    (4,400,000,000)                (44,000)
ITL 9.00% Call, Str 97.57, 9/25/96                                                    (3,750,000,000)                (22,500)
ITL 9.00% Put, Str 90.36, 9/17/96                                                     (4,400,000,000)                (13,200)
ITL 9.00% Put, Str 92.57, 9/25/96                                                     (3,750,000,000)                (26,250)
ITL Put/CHF Call, Str 1350.00, 6/17/97                                                    (3,700,000)                (34,540)


                                                                                      Principal
Written Options - 0.4% (Continued)                                                    Amount of
----------------------------------------------
Deliver/Receive, Excercise Price, Expiration                                          Contracts
--------------------------------------------------------------                   --------------------
NZD Put/JPY Call, Str 65.000, 5/28/97                                                   (365,000,000)   $            (69,715)
SEK 9.00% Call, Str 105.66, 9/17/96                                                      (15,400,000)                (25,718)
SEK 9.00% Put, Str 99.16, 9/17/96                                                        (15,400,000)                 (9,271)
USD Put/CHF Call, Str 1.140, 10/24/96                                                     (3,250,000)                 (5,850)
USD Put/CHF Call, Str 1.145, 10/25/96                                                     (4,600,000)                 (9,660)
USD Put/CHF Call, Str 1.176, 7/10/96                                                      (3,900,000)                 (1,560)
USD Put/DEM Call, Str 1.425, 4/22/97                                                      (3,000,000)                (41,700)
                                                                                                          -------------------
TOTAL Written Options (Premiums Received $937,152)                                                                  (572,996)
                                                                                                          -------------------

Other Assets less Liabilities - 2.2%                                                                               3,290,233
                                                                                                          -------------------

Net Assets - 100.0%                                                                                     $        152,749,447
                                                                                                          ===================

Notes to the Schedule of Investments:

+   The principal amounts of these bonds are stated in the currency of the country classification.


                     Standish, Ayer & Wood Master Portfolio
                  Standish Global Fixed Income Portfolio Series

                      Statements of Assets and Liabilities
                                  June 30, 1996
                                   (Unaudited)
Assets
    Investments, at value (Note 1A) (identified cost, $149,333,897)                               $      150,032,210
    Foreign currency, at value (cost, $677,230)                                                              673,889
    Receivable for daily variation margin on open
       financial futures contracts (Note 5)                                                                   10,575
    Receivable for investments sold                                                                        4,643,186
    Interest and dividends receivable                                                                      3,213,360
    Unrealized appreciation on forward foreign currency
       exchange contracts (Note 5)                                                                           385,348
    Deferred organization expenses (Note 1F)                                                                  71,418
                                                                                                    -----------------
       Total assets                                                                                      159,029,986

Liabilities
    Payable for investments purchased                                        $       5,498,315
    Options written, at value (premiums received $937,153)                             572,997
    Accrued investment advisory fee (Note 2)                                            92,370
    Accrued trustee fees                                                                   772
    Accrued expenses and other liabilities                                             116,085
                                                                               ----------------
       Total liabilities                                                                                   6,280,539
                                                                                                    -----------------

Net Assets                                                                                        $      152,749,447
                                                                                                    =================

Net Assets consist of
    Net proceeds from capital contributions and withdrawals                                       $      151,273,410
    Unrealized appreciation (depreciation) of investments                                                  1,476,037
                                                                                                    -----------------
       Total net assets                                                                           $      152,749,447
                                                                                                    =================





                     Standish, Ayer & Wood Master Portfolio
                  Standish Global Fixed Income Portfolio Series

                             Statement of Operations
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)


Investment Income (Note 1B)
         Interest Income                                                                                   $       1,760,767
         Dividend income (net of withholding tax of $1,890)                                                           17,270
                                                                                                             ----------------
             Total income                                                                                          1,778,037

Expenses
         Investment adviser fee (Note 2)                                              $          92,370
         Trustee fees                                                                               772
         Custodian and accounting expenses                                                       44,424
         Legal and audit services                                                                 8,347
         Insurance expense                                                                          881
         Amortization of organization expenses (Note 1F)                                          2,261
         Miscellaneous                                                                            3,067
                                                                                        ----------------
             Total expenses                                                                                          152,122
                                                                                                             ----------------

                 Net investment income (loss)                                                                      1,625,915
                                                                                                             ----------------

Realized and Unrealized Gain (Loss)
         Net realized gain (loss)
             Investment security transactions                                                  (144,759)
             Financial futures                                                                   22,460
             Written options                                                                    210,120
             Foreign currency and forward foreign
                 currency exchange contracts                                                     13,181
                                                                                        ----------------
                     Net realized gain (loss)                                                                        101,002

         Change in unrealized appreciation (depreciation)
             Investment securities                                                            2,124,410
             Financial futures                                                                   28,650
             Written options                                                                     89,430
             Foreign currency transactions and forward foreign
                 currency contracts                                                            (535,326)
                                                                                        ----------------
                     Change in net unrealized appreciation (depreciation)                                          1,707,164
                                                                                                             ----------------

                     Net realized and unrealized gain (loss)                                                       1,808,166
                                                                                                             ----------------

                     Net increase (decrease) in net assets from operations                                 $       3,434,081
                                                                                                             ================





                     Standish, Ayer & Wood Master Portfolio
                  Standish Global Fixed Income Portfolio Series

                       Statement of Changes in Net Assets
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)


Increase (Decrease) in Net Assets:

     From operations
         Net investment income (loss)                                                $        1,625,915
         Net realized Gain (loss)                                                               101,002
         Change in net unrealized appreciation (depreciation)                                 1,707,164

                                                                                       -----------------
             Net increase (decrease) in net assets from operations                            3,434,081
                                                                                       -----------------


     Capital transactions -
         Assets contributed by Standish Global Fixed Income Fund at
             commencement (including unrealized depreciation of $231,127)                   149,438,650
         Contributions                                                                        1,919,917
         Withdrawals                                                                         (2,043,201)
                                                                                       -----------------
          Increase in net assets resulting from capital transactions                        149,315,366
                                                                                       -----------------

             Total increase (decrease) in net assets                                        152,749,447

Net Assets:
     At beginning of period                                                                         ---
                                                                                       -----------------

     At end of period                                                                $      152,749,447
                                                                                       =================


                     Standish, Ayer & Wood Master Portfolio
                  Standish Global Fixed Income Portfolio Series

                               Supplementary Data
             For the period May 3, 1996 (commencement of operations)
                        through June 30, 1996 (Unaudited)

Ratios (to average daily net assets):
     Expenses                                     0.*5%
     Net investment income                        7.*2%

Portfolio Turnover                               32%

*    Annualized

                     Standish, Ayer & Wood Master Portfolio
                  Standish Global Fixed Income Portfolio Series
                          Notes to Financial Statements
                                   (Unaudited)

(1).....Significant Accounting Policies:

         Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A...Investment security valuations--
         Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B...Repurchase agreements--
         It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

     C...Securities transactions and income--
         Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     D...Income Taxes--
         The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio`s investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

    E...Foreign currency transactions--
         Investment security valuations, other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F...Deferred organization expense--
         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

(2).....Investment Advisory Fee:

         The investment advisory fee paid to Standish International Management Company, L.P. (SIMCO) for overall investment advisory and administrative services is paid quarterly at the annual rate of 0.40% of the Portfolio's average daily net assets. The advisory agreement provides that if the total annual operating expenses of the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) in any fiscal year exceed 0.65% of the Portfolio's average daily net assets, the compensation due the adviser shall be reduced by the amount of the excess. The Portfolio pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Portfolio from the investment adviser. Certain of the trustees and officers of the Portfolio Trust are partners or officers of SIMCO.

(3).....Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than short-term investments, were as follows:

                                                    Purchases              Sales
                                                -------------------  -------------------

U.S. Government Securities                              $4,587,246           $7,360,656
                                                ===================  ===================

Investments (non-U.S. government securities)           $41,129,546          $42,348,464
                                                ===================  ===================


(4) ....Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1996, as computed on a federal income tax basis, were as follows:

      Aggregate cost                                               $149,354,048
                                                             ===================

       Gross unrealized appreciation                                 $3,070,119
       Gross unrealized depreciation                                 (2,391,957)
                                                             -------------------
            Net unrealized appreciation (depreciation)                 $678,162
                                                             ===================

(5).....Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Portfolio's Prospectus and Statement of Additional Information. The Portfolio trades the following financial instruments with off-balance sheet risk:

 .........Options--
         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio uses options to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to enhance returns. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. Premiums received from writing options which expire are treated as realized gains.

         Premiumsreceived from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the period May 3, 1996 through June 30, 1996 is as follows:


                                                                 Written Put Option Transactions
---------------------------------------------------------------------------------------------------------------------------

                                                                                       Number
                                                                                    of Contracts             Premiums
                                                                                 -------------------     ------------------

Outstanding, beginning of period                                                         7            $            169,988
       Options written                                                                   7                         158,978
       Options exercised                                                                 0                               0
       Options expired                                                                  (1)                        (21,519)
       Options closed                                                                   (1)                        (21,255)
                                                                                 -------------------     ------------------

Outstanding, end of period                                                               12           $            286,192
                                                                                 ===================     ==================

                                                                 Written Call Option Transactions
---------------------------------------------------------------------------------------------------------------------------

                                                                                       Number
                                                                                    of Contracts             Premiums
                                                                                 -------------------     ------------------

Outstanding, beginning of period                                                         9            $            278,244
       Options written                                                                   5                          91,109
       Options exercised                                                                 0                               0
       Options expired                                                                  (1)                        (41,040)
       Options closed                                                                   (1)                         (6,397)
                                                                                 -------------------     ------------------

Outstanding, end of period                                                               12           $            321,916
                                                                                 ===================     ==================

                                                                      Written Cross Currency Option Transactions
---------------------------------------------------------------------------------------------------------------------------

                                                                                       Number
                                                                                    of Contracts             Premiums
                                                                                 -------------------     ------------------

Outstanding, beginning of period                                                         5            $            214,410
       Options written                                                                   5                         260,750
       Options exercised                                                                 0                               0
       Options expired                                                                   0                               0
       Options closed                                                                   (3)                       (146,115)
                                                                                 -------------------     ------------------

Outstanding, end of period                                                               7            $            329,045
                                                                                 ===================     ==================


 .........Forward currency exchange contracts--
         The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date. Forward currency exchange contracts are used by the fund primarily to protect the value of the Portfolio's foreign securities from adverse currency movements.

         At June 30, 1996, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

Forward Foreign Currency Contracts
--------------------------------------------------

                               Local                                        U.S. $                  U.S.                 U.S.
                              Principal              Contract               Market               Aggregate            Unrealized
Contracts to Receive          Amount               Value Date              Value               Face Amount           Gain/(Loss)
----------------------------------------------    --------------------    ------------------   -------------------   --------------


German Deutsche Mark         11,889,652       8/21/96-11/7/96            $7,847,736              $7,831,732            $16,004
Finnish Markka               14,198,311       7/29/96-8/27/96             3,064,801               3,099,946            (35,145)
French Franc                 34,617,798       8/7/96-10/23/96             6,745,707               6,705,166             40,541
British Pound Sterling          984,488          7/3/96                   1,527,160               1,518,080              9,080
Italian Lira              6,253,415,450      6/28/96-7/2/96               4,074,002               4,067,338              6,665
Japanese Yen                948,259,990       8/14/96-8/23/96             8,713,757               9,022,376           (308,619)
Netherland Guilder            1,421,723          8/26/96                    835,494                 868,281            (32,787)
Norwegian Krone              16,577,694       9/30/96-1/13/97             2,553,207               2,539,598             13,609
Swedish Krona                19,301,678       7/23/96-8/19/96             2,902,951               2,895,123              7,828
European Currency Unit        1,716,736      8/9/96-10/4/96               2,141,208               2,143,179             (1,971)
                                                                 -------------------   ---------------------   ----------------
                                                                        $40,406,023             $40,690,818          ($284,795)
                                                                 ===================   =====================   ================

                               Local                                        U.S. $                  U.S.                 U.S.
                              Principal              Contract               Market               Aggregate            Unrealized
Contracts to Receive          Amount               Value Date              Value               Face Amount           Gain/(Loss)
----------------------------------------------    --------------------    ------------------   -------------------   ---------------

Australian Dollars            3,046,703          8/6/96                  $2,389,968              $2,409,942            $19,974
Canadian Dollar               3,183,560      8/9/96-9/25/96               2,336,644               2,336,935                291
German Deutsche Mark         22,744,293       7/25/96-11/8/96            15,015,265              15,304,059            288,795
Danish Krone                 68,954,869       8/16/96-11/6/96            11,779,688              12,098,526            318,838
Spanish Peseta              734,114,649       7/29/96-9/23/96             5,705,802               5,688,465            (17,337)
Finnish Markka               30,434,871       8/26/96-11/18/96            6,594,214               6,578,551            (15,663)
French Franc                 49,525,854       8/7/96-10/24/96             9,656,773               9,817,531            160,758
British Pound Sterling       10,410,892      7/3/96-9/30/96              16,144,526              15,828,292           (316,234)
Irish Pound                   2,886,057      11/18/96-11/22/96            4,609,494               4,526,246            (83,247)
Italian Lira             22,605,489,541       7/2/96-1/2/97              14,655,241              14,377,807           (277,434)
Japanese Yen              1,573,465,172       8/13/96-9/13/96            14,459,514              15,185,422            725,908
Netherland Guilder            1,421,723          8/26/96                    835,494                 882,400             46,906
Norwegian Krone              48,311,317      7/2/96-1/13/97               7,440,655               7,448,286              7,632
New Zealand Dollars           6,736,804       7/10/96-8/14/96             4,602,230               4,518,258            (83,973)
Swedish Krona                80,161,386       7/23/96-12/17/96           12,055,750              11,845,214           (210,536)
Thai Baht                    38,000,000         10/22/96                  1,496,014               1,480,327            (15,687)
European Currency Unit        2,457,243      8/9/96-10/3/96               3,064,427               3,085,429             21,002
                                                                 -------------------   ---------------------   ----------------
                                                                       $132,841,697            $133,411,690           $569,993
                                                                 ===================   =====================   ================

Forward Foreign Cross Currency Contracts
----------------------------------------------------------------------

                                  U.S. $                                       U.S. $                                       U.S.
                                  Market                                       Market                Contract          Unrealized
 Contracts to Deliver            Value            In Exchange for            Value                Value Date           Gain/(Loss)
------------------------ ----------------    --------------------    ----------------------------------------   -------------------


German Deutsche Mark         $1,248,182     Spanish Peseta               $1,277,121          7/18/96                   $28,938
German Deutsche Mark          3,902,757     Finnish Markka                4,012,386      7/25/96-8/30/96               109,629
Finnish Markka                3,894,950     Deutsche Mark                 3,844,975      7/25/96-7/29/96               (49,976)
Finnish Markka                  652,678     Swedish Krona                   707,309           1/8/97                    54,630
French Franc                  2,781,578     Deutsche Mark                 2,776,016           8/7/96                    (5,562)
Netherlands Guilder           2,936,128     Danish Krone                  2,952,097          8/16/96                    15,969
Netherlands Guilder           1,906,155     Norwegian Krone               1,909,234          9/25/96                     3,080
Swedish Krona                   709,656     Finnish Markka                  652,678           1/8/97                   (56,977)
                        ----------------                         -------------------                           ----------------
                            $18,032,084                                 $18,131,815                                    $99,731
                        ================                         ===================                           ================



 .........Futures contracts--
         The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. The Portfolio enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in security prices and foreign currencies.

         At June 30, 1996, the Portfolio held the following futures contracts:

                                                                  Expiration          Underlying Face       Unrealized
               Contract                       Position               Date             Amount at Value       Gain/(Loss)
---------------------------------------  -------------------  -------------------  ----------------------------------------

Australian 10 year (10 contracts)              Short               09/17/96                 ($942,037)              $2,301
British Pound (16 contracts)                    Long               09/02/96                 1,323,260               29,260
                                                                                   -------------------   ------------------
                                                                                             $381,223              $31,561
                                                                                   ===================   ==================




        At June 30, 1996, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open future contracts.

 .........Interest rate swap contracts--
         Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. The Portfolio expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. At June 30, 1996, there were no open interest rate swap contracts.